UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08957
                                                    ----------------------------

                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                   Date of reporting period: FEBRUARY 28, 2006
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (a) - 93.6%

AEROSPACE - AEROSPACE/DEFENSE - 1.0%
    7,980,000   DeCrane Aircraft Holdings, Inc.
                  First Lien Term Loan,
                  8.78%, 03/31/08 .............................       8,009,925
    2,000,000   IAP Worldwide Services, Inc.
                  First Lien Term Loan,
                  7.63%, 12/30/12 .............................       2,027,500
    2,971,765   Vought Aircraft Industries, Inc.
                  Term Loan, 7.11%, 12/22/11 ..................       2,999,254
                                                                  -------------
                                                                     13,036,679
                                                                  -------------

AEROSPACE - AIRLINES - 2.3%
                Continental Airlines, Inc.
      857,143     Tranche A-1 Term Loan,
                  9.79%, 06/01/11 .............................         872,143
    2,142,857     Tranche A-2 Term Loan,
                  9.79%, 06/01/11 .............................       2,180,357
    2,000,000   Northwest Airlines, Inc.
                  Tranche C Term Loan,
                  10.82%, 11/23/10 ............................       2,035,000
   24,500,000   United Airlines, Inc.
                  Tranche B Term Loan,
                  8.63%, 02/01/12 .............................      24,949,330
                                                                  -------------
                                                                     30,036,830
                                                                  -------------

BROADCASTING - 2.6%
    1,000,000   Enterprise NewsMedia LLC
                  Term Loan, 7.53%, 06/30/12 ..................       1,012,500
                NEP Supershooters LP
    1,423,769     First Lien Term A Loan,
                  8.60%, 02/03/11 .............................       1,446,008
    1,043,977     Second Lien Term Loan,
                  12.53%, 08/03/11 ............................       1,038,757
                NextMedia Operating, Inc.
    1,227,692     Delay Draw Term Loan,
                  6.57%, 11/15/12 .............................       1,238,815
    2,762,308     Initial First Lien Term Loan,
                  6.57%, 11/15/12 .............................       2,786,892
   11,000,000   Paxson Communications Corp.
                  First Lien Term Loan,
                  7.78%, 01/15/12 .............................      11,043,340
    2,977,500   Spanish Broadcasting Systems, Inc.
                  First Lien Term Loan,
                  6.28%, 06/10/12 .............................       3,015,969
   13,003,592   Young Broadcasting, Inc.
                  Term Loan, 6.81%, 11/03/12 (b) ..............      13,052,486
                                                                  -------------
                                                                     34,634,767
                                                                  -------------

CABLE - INTERNATIONAL CABLE - 2.4%
    4,991,626   Adelphia Communications Corp.
                  Tranche B DIP Term Loan,
                  6.88%, 03/31/06 .............................       5,016,585
    1,870,505   Bragg Communications, Inc.
                  Term Loan B, 6.81%, 08/31/11 ................       1,891,548
    5,000,000   NTL, Inc.
                  B2 Sub-Tranche,
                  7.57%, 04/14/12 .............................       5,028,100
    2,962,500   Puerto Rico Cable Acquisition Co., Inc.
                  First Lien Term Loan,
                  7.25%, 07/28/11 .............................       2,997,695
                San Juan Cable, LLC
    2,500,000     First Lien Term Loan,
                  9.94%, 10/31/12 .............................       2,531,250

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

CABLE - INTERNATIONAL CABLE (CONTINUED)
                San Juan Cable, LLC (continued)
    2,500,000     Second Lien Term Loan,
                  6.44%, 10/31/13 .............................       2,515,100
   11,442,500   UPC Broadband Holding BV
                  Facility F2, 8.03%, 03/31/09 ................      11,591,252
                                                                  -------------
                                                                     31,571,530
                                                                  -------------

CABLE - US CABLE - 7.5%
    1,150,000   Bresnan Communications LLC
                  Tranche B Term Loan,
                  8.07%, 09/30/10 .............................       1,163,938
                Century Cable Holdings LLC
    7,500,000     Discretionary Term Loan,
                  9.50%, 12/31/09 .............................       7,387,500
    2,500,000     Revolver, 8.50%, 03/31/09 ...................       2,433,600
   15,000,000     Term Loan, 9.50%, 06/30/09 ..................      14,733,750
                Charter Communications Operating LLC
    1,997,517     Tranche A Term Loan,
                  7.67%, 04/27/10 .............................       2,008,303
   21,770,446     Tranche B Term Loan,
                  7.92%, 04/07/11 (b) .........................      22,011,683
   14,087,500   Hilton Head Communications LP
                  Revolver, 7.50%, 09/30/07 ...................      13,721,225
    5,044,914   Knology, Inc.
                  Second Lien Term Loan,
                  14.66%, 06/29/11 ............................       5,498,956
                Mediacom Broadband Group
    3,520,000     Tranche A Term Loan,
                  5.94%, 03/31/10 .............................       3,520,000
    1,970,113     Tranche C Term Loan,
                  6.69%, 09/30/10 .............................       1,996,118
      990,000   Mediacom Illiniois, LLC
                  Tranche B Term Loan,
                  6.79%, 03/31/13 .............................       1,003,613
                Northland Cable Television, Inc.
    5,000,000     First Lien Term Loan B,
                  10.50%, 12/22/12 ............................       5,012,500
    4,000,000     Second Lien Term Loan,
                  14.00%, 06/22/13 ............................       4,000,000
                Olympus Cable Holdings LLC
    9,500,000     Term Loan A, 8.75%, 06/30/10 ................       9,321,020
    1,000,000     Term Loan B, 9.50%, 09/30/10 ................         984,690
                WideOpenWest LLC
    2,955,000     Incremental Term Loan B,
                  7.53%, 06/22/11 .............................       2,962,388
    1,964,988     Term Loan B, 7.55%, 06/22/11 ................       1,971,119
                                                                  -------------
                                                                     99,730,403
                                                                  -------------

CHEMICALS - COMMODITY & FERTILIZER - 0.6%
    7,454,142   Celenese
                  Dollar Term Loan B,
                  6.53%, 04/06/11 .............................       7,546,647
       78,772   Huntsman International LLC
                  Term B Dollar Loan,
                  6.32%, 08/16/12 .............................          79,292
                                                                  -------------
                                                                      7,625,939
                                                                  -------------

CHEMICALS - SPECIALTY CHEMICALS - 2.5%
                Brenntag Holding GMBH & Co.
      589,091     Acquisition Facility,
                  7.07%, 01/17/14 .............................         598,664
    2,410,909     Facility B2 Term Loan,
                  7.07%, 01/17/14 .............................       2,457,922


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      3

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
                Ineos US Finance LLC
    2,000,000     Term Loan A4, 6.83%, 12/14/12 ...............       1,998,440
    5,750,000     Term Loan B2, 6.83%, 12/14/13 (b) ...........       5,829,120
    5,750,000     Term Loan C2, 7.33%, 12/14/14 (b) ...........       5,808,478
    1,890,000   Innophos, Inc.
                  Tranche B Term Loan,
                  6.82%, 08/13/10 .............................       1,916,762
      443,136   INVISTA Canada Co.
                  Tranche B-2 Term Loan,
                  6.38%, 04/29/11 .............................         448,121
      886,272     INVISTA S.A.R.L.
                  Tranche B-1 Term Loan,
                  6.38%, 04/29/11 .............................         896,243
    4,500,000   ISP Chemco, Inc.
                  Term Loan, 02/16/13 (b) .....................       4,542,210
    4,012,903   Kraton Polymers Group of Cos.
                  Term Loan, 7.02%, 12/23/10 ..................       4,073,097
                Nalco Co.
      478,782     Tranche A-1 Term Loan,
                  7.07%, 11/04/09 .............................         482,373
    1,997,656     Tranche B Term Loan,
                  6.34%, 11/04/10 .............................       2,022,486
    1,980,000   Rockwood Specialties Group, Inc.
                   Tranche E Term Loan,
                   6.67%, 07/30/12 ............................       2,007,225
                                                                  -------------
                                                                     33,081,141
                                                                  -------------

CONSUMER DURABLES - 0.2%
    3,000,000   Rexair LLC
                  Second Lien Term Loan,
                  11.69%, 06/30/11 ............................       3,000,000
                                                                  -------------

CONSUMER NON-DURABLES - OTHER NON-DURABLES - 3.9%
    2,000,000   Amscan Holdings
                  Term Loan B, 7.77%, 12/23/12 ................       1,982,500
   23,757,927   DS Waters Enterprises LP
                  Term Loan, 9.03%, 11/07/09 (b) ..............      23,045,189
   10,561,765   Eastman Kodak Co.
                  Term B-1 Advance,
                  6.72%, 10/18/12 .............................      10,681,218
    1,719,375   Hillman Group, Inc.
                  Term Loan B, 7.69%, 03/31/11 ................       1,748,398
    1,000,000   Jarden Corp.
                  Term Loan B1, 01/24/12 (b) ..................       1,011,150
    1,000,000   MD Beauty, Inc.
                  Second Lien Term Loan,
                  11.67%, 02/18/13 ............................       1,011,880
    1,970,800   Polaroid Corp.
                  Term Loan, 11.63%, 04/27/11 .................       1,975,727
                Prestige Brands Holdings, Inc.
      107,078     Term Loan B Add-On,
                  6.89%, 04/06/11 .............................         108,350
    1,965,000     Tranche B Term Loan,
                  7.24%, 04/06/11 .............................       1,988,344
    2,875,000   Revlon Consumer Products Corp.
                  Term Loan, 10.50%, 07/09/10 .................       2,962,458
      875,533   Solo Cup, Inc.
                  Term B1 Loan, 7.03%, 02/27/11 ...............         884,446
                UCG Paper Crafts
      400,000     First Lien Synthetic Facility,
                  02/17/13 (b) ................................         401,000
    1,600,000     First Lien Term Loan, 02/17/13 (b) ..........       1,604,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

CONSUMER NON-DURABLES - OTHER NON-DURABLES (CONTINUED)
                UCG Paper Crafts (continued)
    2,000,000     Second Lien Term Loan, 08/17/13 (b) .........       2,007,500
                                                                  -------------
                                                                     51,412,160
                                                                  -------------

CONSUMER NON-DURABLES - TEXTILES - 0.3%
    2,000,000   Camelbak Products, Inc.
                  Second Lien Term Loan,
                  6.50%, 02/04/12 .............................       1,920,000
    1,900,632   Levi Strauss & Co.
                  Tranche A Term Loan,
                  11.52%, 09/29/09 ............................       1,958,126
                                                                  -------------
                                                                      3,878,126
                                                                  -------------

DIVERSIFIED MEDIA - 4.1%
    2,881,037   Adams Outdoor Advertising LP
                  Term Loan, 6.62%, 10/15/11 ..................       2,923,042
    8,308,145   American Lawyer Media Holdings, Inc.
                  First Lien Term Loan,
                  7.03%, 03/05/10 .............................       8,328,916
    2,992,424   Cygnus Business Media
                  Term Loan B, 9.10%, 07/13/09 ................       2,977,462
    1,480,152   Day International, Inc.
                  First Lien U S Term Loan,
                  7.03%, 12/05/12 .............................       1,499,128
    2,500,000   Deluxe Canada Holdings, Inc.
                  First Lien Tranche C Term Loan,
                  8.33%, 01/28/11 .............................       2,525,000
    5,500,000   HIT Entertainment PLC
                  Second Lien Term Loan,
                  9.97%, 02/26/13 .............................       5,552,140
    3,000,000   Merrill Communications LLC
                  Combined Term Loan,
                  6.86%, 05/15/11 .............................       3,030,480
    9,505,000   Metro-Goldwyn-Mayer Holdings, Inc./
                  LOC Acquisition Co.
                  Tranche B Term Loan,
                  6.78%, 04/08/12 .............................       9,614,498
                North American Membership Group, Inc.
      992,500     First Lien Tranche B Term Loan,
                  7.78%, 05/19/11 .............................         987,538
    3,000,000     Second Lien Term Loan,
                  12.03%, 11/18/11 ............................       2,985,000
    1,995,000   PBI Media, Inc.
                  First Lien Term Loan,
                  6.91%, 09/30/12 .............................       1,999,150
    3,000,000   PRIMEDIA, Inc.
                  Term Loan B, 09/30/13 (b) ...................       2,971,500
    1,560,757   Six Flags Theme Parks, Inc.
                  Tranche B Term Loan,
                  7.11%, 06/30/09 .............................       1,581,234
    2,815,517   VISANT Corp.
                  Tranche C Term Loan,
                  6.78%, 10/04/11 .............................       2,856,004
    4,917,474   Warner Music Group
                  Term Loan, 6.66%, 02/28/11 ..................       4,975,107
                                                                  -------------
                                                                     54,806,199
                                                                  -------------

ENERGY - EXPLORATION & PRODUCTION - 1.5%
    4,488,750   Cheniere LNG Holdings LLC
                  Term Loan, 6.95%, 08/30/12 ..................       4,546,251
    2,000,000   Primary Energy Operations LLC
                  Term Loan, 7.56%, 08/24/09 ..................       2,021,240


4      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - EXPLORATION & PRODUCTION (CONTINUED)
                Targa Resources, Inc.
    2,000,000     Asset Bridge Term Loan,
                  6.83%, 10/31/07 .............................       2,007,500
      967,742     Synthetic Term Loan,
                  4.40%, 10/31/12 .............................         979,839
    4,022,177     Term Loan, 6.74%, 10/31/12 ..................       4,075,833
    6,000,000   TARH E&P Holdings, LP
                  Second Lien Term Loan,
                  10.25%, 11/15/10 ............................       6,015,000
                                                                  -------------
                                                                     19,645,663
                                                                  -------------

ENERGY - OTHER ENERGY - 1.6%
    4,477,500   Carrizo Oil & Gas, Inc.
                  Second Lien Term Loan,
                  10.53%, 07/21/10 ............................       4,606,228
                Coffeyville Resources LLC
      597,004     First Lien Tranche B Term Loan,
                  7.07%, 06/24/12 .............................         605,774
      400,000     Funded Letter of Credit,
                  4.46%, 06/24/12 .............................         406,000
    8,000,000     Second Lien Term Loan,
                  11.31%, 06/24/13 ............................       8,267,520
    2,771,906   Ferrell Cos., Inc.
                  Term Loan, 8.00%, 12/17/11 ..................       2,820,414
    1,430,336   Magellan MIdstream Holdings
                  Term Loan, 12/15/10 (b) .....................       1,448,215
    3,000,000   Nordic Biofuels of Ravenna, LLC
                  First Lien Term Loan,
                  8.92%, 04/30/13 .............................       3,022,500
      369,409   SemCrude LP
                  U S Term Loan, 6.75%, 03/16/11 ..............         374,721
                                                                  -------------
                                                                     21,551,372
                                                                  -------------

ENERGY - SERVICE & EQUIPMENT - 0.1%
      361,291   Dresser, Inc.
                  Term Loan C, 7.11%, 04/10/09 ................         367,314
    1,250,000   Vetco International Holdings, Inc. (DE)
                  Second Lien Term D Loan,
                  9.70%, 01/12/14 .............................       1,272,925
                                                                  -------------
                                                                      1,640,239
                                                                  -------------

FINANCIAL - 1.6%
    2,000,000   American Wholesale Insurance
                  Group, Inc.
                  Second Lien Term Loan B,
                  11.99%, 04/27/12 ............................       2,005,000
    2,962,500   Arias Acquisitions, Inc.
                  Term Loan, 8.28%, 07/26/11 ..................       2,958,797
    4,872,782   Conseco, Inc.
                  Term Loan, 6.57%, 06/22/10 ..................       4,915,468
    5,000,000   Crump Group, Inc.
                  Tranche B Term Loan,
                  7.55%, 12/19/12 .............................       5,037,500
    3,705,263   Flatiron Re Ltd.
                  Closing Date Term Loan,
                  8.81%, 12/29/10 .............................       3,742,316
      961,538   FleetCor Technologies, Inc.
                  Term Loan, 8.08%, 06/30/11 ..................         961,538
    2,000,000   LPL Holdings, Inc.
                  Tranche B Term Loan,
                  7.88%, 06/28/13 .............................       2,007,080
                                                                  -------------
                                                                     21,627,699
                                                                  -------------

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOOD AND DRUG - 1.8%
      985,507   Bi-Lo LLC
                  Term Loan, 8.54%, 06/30/11 ..................         987,971
    4,000,000   CTI Food Holdings Co. LLC
                  Second Lien Secured Term Loan,
                  10.31%, 06/02/12 ............................       4,080,000
    1,824,620   Duloxetine Royalty Sub
                  Term Loan, 9.10%, 10/18/13 ..................       1,833,743
    8,461,196   Jean Coutu Group, Inc.
                  Term Loan B, 6.94%, 07/30/11 ................       8,574,068
    4,563,758   Michael Foods, Inc.
                  Term Loan B-1, 6.66%, 11/21/10 ..............       4,627,651
    4,879,919   Nellson Nutraceutical, Inc.
                  Second Lien Term Loan,
                  14.00%, 04/04/10 ............................       1,415,177
      995,000   Sturm Foods, Inc.
                  First Lien Term Loan,
                  7.25%, 05/26/11 .............................       1,010,542
    1,962,314   Vitaquest International, Inc.
                  First Lien Term Loan,
                  7.94%, 03/07/11 .............................       1,957,409
                                                                  -------------
                                                                     24,486,561
                                                                  -------------

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.8%
      942,368   AFC Enterprises, Inc.
                  Tranche B Term Loan,
                  6.81%, 05/09/11 .............................         954,148
    4,973,178   Dr. Pepper/Seven Up Bottling
                  Group, Inc.
                  Tranche B Term Loan,
                  6.57%, 12/19/10 .............................       5,048,372
    3,750,000   National Distributing Co., Inc.
                  Second Lien Term Loan,
                  11.11%, 06/01/10 ............................       3,759,375
    1,235,294   Sunny Delight Beverages Co.
                  First Lien Term Loan,
                  8.61%, 08/20/10 .............................       1,226,029
                                                                  -------------
                                                                     10,987,924
                                                                  -------------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.2%
    7,865,193   Merisant Co.
                  Tranche B Term Loan,
                  7.92%, 01/11/10 .............................       7,552,237
    3,958,393   Michelina's
                  Term Loan, 7.50%, 04/02/11 ..................       4,012,821
    1,588,333   Pierre Foods, Inc.
                  Term Loan B, 6.56%, 06/30/10 ................       1,609,681
    2,839,346   Pinnacle Foods Holding Corp.
                  Term Loan, 7.78%, 11/25/10 ..................       2,882,646
                                                                  -------------
                                                                     16,057,385
                                                                  -------------

FOOD/TOBACCO - RESTAURANTS - 0.8%
    2,698,663   Buffets, Inc.
                  Term Loan, 8.19%, 06/28/09 ..................       2,725,650
      930,000   Captain D's Inc., LLC
                  First Lien Term Loan,
                  8.36%, 12/27/10 .............................         939,300
    2,658,333   Caribbean Restaurant LLC
                  Tranche B Term Loan,
                  7.32%, 06/30/09 .............................       2,685,475
    2,000,000   El Pollo Loco, Inc.
                  Term Loan, 7.56%, 11/18/11 ..................       2,027,500
    1,500,000   Garden Fresh Restaurant Corp.
                  First Lien Term Loan B,
                  7.82%, 06/22/11 .............................       1,503,750


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      5

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

FOOD/TOBACCO - RESTAURANTS (CONTINUED)
    1,000,000   New World Restaurant Group, Inc.
                  First Lien Term Loan,
                  9.50%, 03/31/11 .............................       1,007,500
                                                                  -------------
                                                                     10,889,175
                                                                  -------------

FOREST PRODUCTS - PACKAGING - 4.5%
    4,781,314   Berry Plastics Corp.
                  Term Loan, 6.45%, 12/02/11 ..................       4,850,069
                Georgia-Pacific Corp.
   25,000,000     First Lien Term Loan, 02/14/13 (b) ..........      25,216,000
   20,000,000     Second Lien Term Loan,
                  7.56%, 02/14/14 .............................      20,430,500
    7,425,000   Graham Packaging Co.
                  Term Loan B, 6.84%, 10/07/11 ................       7,527,094
                JSG Acquisitions (Smurfit Kappa)
    1,000,000     B1 Term Loan Facility, 12/01/13 (b) .........       1,015,000
    1,000,000     C1 Term Loan Facility, 12/01/13 (b) .........       1,015,000
                                                                  -------------
                                                                     60,053,663
                                                                  -------------

FOREST PRODUCTS - PAPER - 0.7%
    3,238,331   Appleton Papers, Inc.
                  Term Loan, 6.58%, 06/11/10 ..................       3,276,803
    2,621,875   Graphic Packaging International, Inc.
                  Tranche C Term Loan,
                  6.98%, 08/09/10 .............................       2,667,233
    2,985,000   NewPage Corp.
                  Term Loan, 7.56%, 05/02/11 ..................       3,029,775
                SP Newsprint Co.
      513,096     Tranche B-1 Credit Linked Deposit,
                  4.61%, 01/09/10 .............................         520,793
      198,382     Tranche B-1 Term Loan,
                  6.86%, 01/09/10 .............................         201,358
                                                                  -------------
                                                                      9,695,962
                                                                  -------------

GAMING/LEISURE - GAMING - 3.2%
    2,986,125   CCM Merger, Inc./MotorCity Casino
                  Term Loan B, 6.57%, 04/25/12 ................       3,009,656
    3,930,300   Green Valley Ranch Gaming LLC
                  Term Loan, 6.53%, 12/22/10 ..................       3,984,342
                OpBiz LLC
   11,439,157     Term Loan A, 7.53%, 08/31/10 ................      11,215,178
       10,505     Term Loan B, 8.53%, 08/31/10 ................          10,321
    1,995,000   Penn National Gaming, Inc.
                  Term Loan B, 6.38%, 10/03/12 ................       2,023,489
                Resorts International Holdings Ltd.
   17,333,264     Second Lien Term Loan,
                  12.03%, 04/26/13 ............................      16,249,935
    2,833,143     Term Loan B, 7.53%, 04/26/12 ................       2,826,967
    3,000,000   Washington County Casino & Golf
                  Resort
                  Tranche B Term Loan, 11/01/11 (b) ...........       3,000,000
                                                                  -------------
                                                                     42,319,888
                                                                  -------------

GAMING/LEISURE - OTHER LEISURE - 2.6%
    3,178,184   AMF Bowling Worldwide, Inc.
                  Term Loan B, 7.61%, 08/27/09 ................       3,215,941

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
    2,325,000   BRE/ESA Mezz5 LLC
                  Mezzanine D Loan,
                  8.00%, 07/11/08 .............................       2,330,812
   12,675,000   BRE/Homestead MEZZ 4 LLC
                  Mezzanine D Loan,
                  8.00%, 07/11/08 .............................      12,706,687
    3,000,000   Fender Musical Instruments Corp.
                  Second Lien Term Loan,
                  8.72%, 09/30/12 .............................       3,018,750
                Fontainebleu Florida Hotel LLC
    3,000,000     Tranche A Term Loan,
                  7.49%, 05/11/08 .............................       3,000,000
    2,000,000     Tranche B Term Loan,
                  7.49%, 05/11/08 .............................       2,000,000
      997,500   Kuilima Resort Co.
                  First Lien Term Loan,
                  7.36%, 09/30/10 .............................       1,006,228
    2,000,000   Riverside Casino & Golf Resort LLC
                  Term Loan, 8.88%, 11/30/11 ..................       2,000,000
    2,000,000   Southwest Sports Group LLC
                  Term Loan, 7.07%, 12/22/10 ..................       2,025,000
    1,741,250   Trump Entertainment Resorts, Inc.
                  Term Loan B-1, 7.17%, 05/20/12 ..............       1,760,856
    1,970,000   Wallace Theaters
                  First Lien Term Loan,
                  7.77%, 07/31/09 .............................       1,987,237
                                                                  -------------
                                                                     35,051,511
                                                                  -------------

HEALTHCARE - ACUTE CARE - 1.1%
    3,566,195   Alliance Imaging, Inc.
                  Tranche C1 Term Loan,
                  7.18%, 12/29/11 .............................       3,569,904
    2,000,000   Ameripath, Inc.
                  Tranche B Term Loan,
                  6.57%, 10/31/12 .............................       2,025,940
    2,000,000   Capella Healthcare, Inc.
                  First Lien Term Loan,
                  7.45%, 11/30/12 .............................       2,018,760
                Cornerstone Healthcare Group
                  Holding, Inc.
    1,008,629     Senior Subordinated Unsecured Notes,
                  14.00%, 07/15/12 (c) ........................         988,457
    1,977,119     Term Loan, 8.64%, 07/15/11 ..................       1,962,290
    4,029,118   DaVita, Inc.
                  Tranche B Term Loan,
                  6.79%, 10/05/12 .............................       4,092,778
                                                                  -------------
                                                                     14,658,129
                                                                  -------------

HEALTHCARE - ALTERNATE SITE SERVICES - 3.2%
    1,442,482   American HomePatient, Inc.
                  Secured Promissory Note,
                  6.79%, 08/01/09 (c) .........................       1,442,482
    2,175,143   American Medical Response, Inc.
                  Term Loan, 5.25%, 02/10/12 ..................       2,202,332
    1,985,000   Chemed Corp.
                  Term Loan, 6.53%, 08/24/10 ..................       2,004,850
    2,000,000   CRC Health Corp.
                  New Term Loan, 6.81%, 02/06/13 ..............       2,025,000
                FHC Health Systems, Inc.
    1,300,000     Delayed Draw Term Loan,
                  12.41%, 10/31/06 ............................       1,345,500
    1,857,143     Initial Term Loan,
                  10.41%, 10/31/06 ............................       1,922,143
    1,500,000     Third Lien Additional Term Loan,
                  13.41%, 02/09/11 ............................       1,530,000


6       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
                FHC Health Systems, Inc. (continued)
    5,000,000     Third Lien Term Loan,
                  13.41%, 02/09/11 ............................       5,112,500
    2,524,139   Hanger Orthopedic Group, Inc.
                  Tranche B Term Loan,
                  8.27%, 09/30/09 .............................       2,562,001
                HealthSouth Corp.
    3,917,813     Term Loan, 7.11%, 06/14/07 ..................       4,032,918
    1,062,500     Tranche B Term Loan,
                  4.12%, 03/21/10 .............................       1,065,156
      546,631   Kinetic Concepts, Inc.
                  Tranche B2 Term Loan,
                  6.28%, 08/11/10 .............................         552,781
    2,750,000   MultiPlan, Inc.
                  Term Loan, 7.03%, 03/04/09 ..................       2,765,455
    4,488,750   Renal Advantage, Inc.
                  Tranche B Term Loan,
                  7.07%, 10/06/12 .............................       4,533,638
    1,990,000   Skilled Healthcare LLC
                  First Lien Term Loan,
                  7.25%, 06/15/12 .............................       2,011,134
      474,603   Sunrise Medical Holdings, Inc.
                  Term Loan B-1, 7.89%, 05/13/10 ..............         475,196
    2,000,000   Triumph Healthcare Second Holdings,
                  LLC Second Lien Term Loan,
                  13.06%, 08/31/12 ............................       1,903,320
      915,333   VWR International, Inc.
                  Tranche B Dollar Term Loan,
                  7.12%, 04/07/11 .............................         928,606
    1,970,000   WellCare Health Plans, Inc.
                  Term Loan, 7.06%, 05/13/09 ..................       1,986,016
    2,669,346   Youth & Family Centered Services, Inc.
                  Term Loan B, 8.69%, 05/28/11 ................       2,662,672
                                                                  -------------
                                                                     43,063,700
                                                                  -------------

HEALTHCARE - MEDICAL PRODUCTS - 1.6%
                Carl Zeiss TopCo GmbH/US Newco
    1,000,000     Term B U S Dollar Loan,
                  6.95%, 05/04/13 .............................       1,003,750
    1,000,000     Term C U S Dollar Loan,
                  7.45%, 05/04/14 .............................       1,007,500
                CCS Medical, Inc.
    3,500,000     First Lien Term Loan,
                  7.78%, 09/30/12 .............................       3,476,690
    1,250,000     Second Lien Term Loan,
                  12.53%, 03/30/13 ............................       1,156,250
    1,140,945   Encore Medical IHC, Inc.
                  Term Loan, 7.54%, 10/04/10 ..................       1,153,780
                Matria Healthcare, Inc.
    2,021,136     First Lien Tranche B Term Loan,
                  6.90%, 01/19/12 (b) .........................       2,043,874
      978,864     First Lien Tranche C Term Loan,
                  7.02%, 01/19/07 (b) .........................         981,917
    2,481,250   Reliant Pharmaceuticals, Inc.
                  First Lien Term Loan,
                  14.08%, 06/30/08 ............................       2,506,062
                Warner Chilcott Co., Inc.
      165,046     Dovobet Delayed Draw Term Loan,
                  7.44%, 01/18/12 .............................         165,973
      825,155     Dovonex Delayed Draw Term Loan,
                  7.36%, 01/18/12 .............................         829,792
    4,038,967     Tranche B Acquisition Date Term Loan,
                  7.36%, 01/18/12 .............................       4,068,008

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
    1,627,507   Warner Chilcott Corp.
                  Tranche C Acquisition Date
                  Term Loan, 7.28%, 01/18/12 ..................       1,640,234
      751,862   Warner Chilcott Holdings Co. III, Ltd.
                  Tranche D Acquisition Date
                  Term Loan, 7.28%, 01/18/12 ..................         757,742
                                                                  -------------
                                                                     20,791,572
                                                                  -------------
HOUSING - BUILDING MATERIALS - 2.1%
    9,004,934   Atrium Cos., Inc.
                  Term Loan, 7.84%, 12/28/11 ..................       9,004,934
    1,000,000   Contech Construction Products
                  New Term Loan, 6.69%, 01/31/13 ..............       1,013,750
    1,899,968   Custom Building Products, Inc.
                  First Lien Term Loan,
                  6.78%, 10/20/11 .............................       1,910,646
    4,130,079   Lake at Las Vegas Joint Venture
                  First Lien Term Loan,
                  7.45%, 11/01/09 .............................       4,141,271
    1,960,101   Nortek Holdings, Inc.
                  Term Loan, 6.94%, 08/27/11 ..................       1,980,192
    1,000,000   PGT Industries, Inc.
                  First Lien Tranche A-2 Term Loan,
                  7.75%, 02/14/12 .............................       1,015,000
    1,496,250   Pivotal Group Promotory
                  First Lien Term Loan,
                  7.36%, 08/31/10 .............................       1,491,582
    2,250,000   Ply Gem Industries, Inc.
                  U S Term Loan, 02/24/13 (b) .................       2,272,500
    3,000,000   Propex Fabrics
                  Tranche B Term Loan, 07/31/12 (b) ...........       3,030,000
                Stile Acquisition Corp.
      992,500     Canadian Term Loan,
                  6.63%, 04/06/13 .............................         975,131
      992,500     U S Term Loan, 6.63%, 04/06/13 ..............         976,441
                                                                  -------------
                                                                     27,811,447
                                                                  -------------

HOUSING - REAL ESTATE DEVELOPMENT - 3.8%
    1,975,000   DESA LLC
                  Term Loan, 9.50%, 11/26/11 ..................       1,954,026
    6,000,000   Edge Star Partners LLC
                  First Lien Term Loan,
                  8.02%, 11/18/06 .............................       6,075,000
    2,143,382   Giraffe Intermediate, LLC
                  Mezzanine Note A-1,
                  6.32%, 08/09/07 .............................       2,143,382
                LNR Property Corp.
      907,200     Tier A Mezzanine, 7.26%, 02/03/08 ...........         914,566
    1,370,467     Tranche A Term Loan,
                  7.57%, 02/03/08 .............................       1,379,032
   11,317,958     Tranche B Term Loan,
                  7.57%, 02/03/08 .............................      11,427,516
                Morningside Assisted Living
    1,998,622     Mezzanine Loan, 11.75%, 10/12/08 ............       1,998,622
    1,498,967     Senior Mortgage Loan,
                  7.50%, 10/12/08 .............................       1,498,967
      606,618   MPO Intermediate LLC
                  Mezzanine Note A-1,
                  6.32%, 08/09/07 .............................         606,618
    3,980,000   Palmdale Hills Property LLC
                  First Lien Term Loan,
                  7.61%, 05/19/10 .............................       3,980,000
    2,000,000   Shea Capital I, LLC
                  Facility B, 6.69%, 10/27/11 .................       2,002,500


                       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.         7

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
                Spanish Peaks Holdings LLC
      751,997     Tranche A Credit-Linked Deposit,
                  4.43%, 08/10/11 .............................         759,517
    1,703,670     Tranche B Term Loan,
                  6.90%, 08/10/11 .............................       1,716,447
    5,500,000   TE/TOUSA Mezzanine LLC
                  Senior Mezzanine Loan,
                  10.25%, 08/01/09 ............................       5,513,750
    5,000,000   TWLDC Holdings LP
                  Mezzanine Loan, 8.78%, 11/30/07 .............       5,043,750
    4,000,000   Woodlands Commercial Property Co.
                  Bridge Loan, 7.36%, 02/28/08 ................       4,030,000
                                                                  -------------
                                                                     51,043,693
                                                                  -------------

INFORMATION TECHNOLOGY - 4.0%
      205,526   Avago Technologies
                  Tranche B-1 Term Loan,
                  7.07%, 12/01/12 .............................         206,168
      484,353   Bridge Information Systems, Inc.
                  Multidraw Term Loan,
                  07/07/13 (d) (e) ............................           7,265
    6,000,000   Comsys Information Services
                  Second Lien Term Loan,
                  12.16%, 10/31/10 ............................       6,015,000
                Corel Corp.
      962,500     First Lien Term Loan,
                  8.82%, 02/16/10 .............................         967,313
    2,000,000     Second Lien Term Loan,
                  12.57%, 08/15/10 ............................       2,010,000
      960,323   Data Transmissions Network Corp.
                  Tranche B Term Loan,
                  7.62%, 03/17/12 .............................         969,926
      416,965   Fidelity National Information
                  Services, Inc.
                  Term Loan B, 6.32%, 03/09/13 ................         420,426
    2,000,000   GXS Corp.
                  Second Lien Term Loan,
                  13.68%, 12/20/11 ............................       2,010,000
                Infor Global Solutions European
                  Finance S.A.R.L.
    1,080,000     Euro Revolving Credit,
                  7.86%, 04/18/10 (f) .........................       1,066,500
    1,875,000     Second Lien Lux Term Loan,
                  11.82%, 04/18/12 ............................       1,919,531
    1,922,561   IPC Acquisition Corp.
                  First Lien Tranche B Term Loan,
                  7.21%, 08/05/11 .............................       1,947,785
    3,125,000   Magellan Holdings, Inc.
                  Second Lien U S Term Loan,
                  11.82%, 04/18/12 ............................       3,199,219
    6,939,950   On Semiconductor Corp.
                  Term Loan H, 7.14%, 12/15/11 ................       7,016,567
      992,500   Overwatch Systems
                  Term Loan, 7.28%, 04/01/11 ..................       1,003,676
    2,431,034   Per-Se Technologies, Inc.
                  Term Loan, 6.79%, 01/06/13 (b) ..............       2,467,500
   12,437,500   SunGard Data Systems, Inc.
                  U S Term Loan, 7.22%, 02/11/13 ..............      12,623,441
      483,781   Telcordia Technologies, Inc.
                  Term Loan, 7.31%, 09/15/12 ..................         478,034
    2,250,000   Transfirst Holdings, Inc.
                  Second Lien Term Loan,
                  12.06%, 03/31/11 ............................       2,283,750

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

INFORMATION TECHNOLOGY (CONTINUED)
    1,346,956   UGS Corp.
                  Replacement Term Loan,
                  6.61%, 05/27/11 .............................       1,364,910
    4,950,000   Viasystems, Inc.
                  Replacement Tranche B Term Loan,
                  8.83%, 09/30/09 .............................       4,996,431
                                                                  -------------
                                                                     52,973,442
                                                                  -------------

MANUFACTURING - 1.3%
    1,440,156   AIRXCEL, Inc.
                  First Lien Term Loan,
                  7.63%, 08/31/12 .............................       1,458,158
    1,443,641   Blount International, Inc.
                  U S Term Loan B, 7.06%, 08/09/10 ............       1,458,828
    1,500,000   Coinmach Corp.
                  Tranche B-1 Term Loan,
                  7.13%, 12/16/12 .............................       1,525,005
      828,947   Euramax International Holdings B.V.
                  Second Lien European Term Loan,
                  11.54%, 06/29/13 ............................         815,477
                Euramax International, Inc.
    2,062,482     First Lien Domestic Term Loan,
                  7.25%, 06/29/13 (b) .........................       2,061,616
    1,671,053     Second Lien Domestic Term Loan,
                  11.54%, 06/29/13 ............................       1,625,099
    4,490,000   Mueller Group LLC
                  Term Loan, 6.84%, 10/03/12 (b) ..............       4,551,154
    1,773,784   Polypore, Inc.
                  U S Term Loan, 7.53%, 11/12/11 ..............       1,784,320
    1,272,933   Terex Corp.
                  Term Loan, 6.84%, 07/03/09 ..................       1,290,436
                                                                  -------------
                                                                     16,570,093
                                                                  -------------

METALS/MINERALS - OTHER METALS/MINERALS - 1.1%
    2,500,000   Alpha Natural Resources LLC
                  Tranche B Term Loan,
                  6.32%, 10/26/12 .............................       2,513,800
    8,176,616   Murray Energy Corp.
                  Tranche B Term Loan,
                  7.61%, 01/28/10 .............................       8,202,127
    3,977,500   Trout Coal Holdings LLC
                  First Lien Term Loan,
                  7.73%, 03/23/11 .............................       3,957,613
                                                                  -------------
                                                                     14,673,540
                                                                  -------------

METALS/MINERALS - STEEL - 0.5%
    1,990,000   CII Carbon LLC
                  Term Loan B, 6.56%, 08/23/12 ................       2,013,641
                Novelis, Inc.
      751,617     Canadian Term Loan,
                  6.44%, 01/07/12 .............................         761,478
    1,305,439     U S Term Loan, 6.44%, 01/07/12 ..............       1,322,671
    2,737,500   Techs Industries, Inc. (The)
                  Term Loan, 7.61%, 01/14/10 ..................       2,740,922
                                                                  -------------
                                                                      6,838,712
                                                                  -------------

RETAIL - 5.7%
   19,606,375   Blockbuster Entertainment Corp.
                  Tranche B Term Loan,
                  8.73%, 08/20/11 (b) .........................      19,091,903
    2,970,000   Dollarama Group LP
                  Term Loan B, 6.92%, 11/18/11 ................       2,999,700


8       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

RETAIL (CONTINUED)
    3,615,910   Harbor Freight Tools USA
                  Term Loan, 6.82%, 07/15/10 ..................       3,652,647
   26,199,071   Home Interiors & Gifts, Inc.
                  Initial Term Loan, 9.81%, 03/31/11 ..........      24,578,134
                Movie Gallery, Inc.
      395,263     Term Loan A, 8.03%, 04/27/11 ................         371,547
   16,170,687     Term Loan B, 8.28%, 04/27/11 ................      15,175,220
    4,984,177   Neiman Marcus Group, Inc. (The)
                  Term Loan, 6.95%, 04/06/13 ..................       5,060,734
    3,000,000   Oriental Trading Co., Inc.
                  Second Lien Term Loan,
                  9.31%, 01/08/11 .............................       3,039,360
    1,000,000   TRU 2005 Holding Co. I, Ltd
                  Term Loan, 7.57%, 12/09/08 ..................         995,620
                                                                  -------------
                                                                     74,964,865
                                                                  -------------

SERVICE - ENVIRONMENTAL SERVICES - 1.3%
    2,212,500   Alliance Laundry Systems LLC
                  Term Loan, 6.73%, 01/27/12 ..................       2,244,316
                Allied Waste North America, Inc.
    2,849,497     Term Loan, 6.44%, 01/15/12 ..................       2,881,925
    1,106,303     Tranche A Credit Linked Deposit,
                  6.39%, 01/15/12 .............................       1,119,612
    3,370,000   Audio Visual Services Corp.
                  Term Loan, 7.28%, 05/18/11 ..................       3,403,700
    8,000,000   Washington Group International
                  Tranche B Term Loan,
                  6.18%, 10/03/07 .............................       8,040,000
                                                                  -------------
                                                                     17,689,553
                                                                  -------------

SERVICE - OTHER SERVICES - 1.4%
    4,138,889   Brickman Group Holdings, Inc.
                  Term Loan, 9.81%, 11/15/09 ..................       4,128,542
    2,443,665   NES Rentals Holdings, Inc.
                  Second Lien Term Loan,
                  10.47%, 08/17/10 ............................       2,480,320
    3,000,000   Penhall International Corp.
                  Second Lien Term Loan,
                  11.21%, 11/01/10 ............................       3,037,500
    1,000,000   Survey Sampling International LLC
                  Second Lien Term Loan,
                  11.78%, 05/06/12 ............................       1,010,620
                United Rentals, Inc.
    7,385,987     Initial Term Loan, 6.86%, 02/14/11 ..........       7,481,414
      336,842     Tranche B Credit-Linked Deposit,
                  6.64%, 02/14/11 .............................         341,053
                                                                  -------------
                                                                     18,479,449
                                                                  -------------

TELECOMMUNICATIONS - 3.4%
    2,000,000   Alaska Communications Systems
                  Holdings, Inc.
                  Term Loan, 6.28%, 02/01/12 ..................       2,016,680
    1,500,000   IWL Communications, Inc.
                  First Lien Tranche B Term Loan,
                  8.07%, 01/31/12 .............................       1,496,250
    1,995,000   Maritime Telecommunications
                  Network, Inc.
                  First Lien Term Loan,
                  7.48%, 04/07/11 .............................       2,004,975
                Millennium Digital Media Systems LLC
    2,382,473     Facility A Revolver,
                  9.32%, 10/31/08 (b) .........................       2,400,341

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

TELECOMMUNICATIONS (CONTINUED)
                Millennium Digital Media
                  Systems LLC (continued)
   10,108,137     Facility B Term Loan,
                  9.19%, 10/31/08 (b) .........................      10,201,468
   11,577,379     Facility C Term Loan,
                  8.74%, 10/31/08 (b) .........................      11,684,516
    2,000,000   Nextel Partners Operating Corp.
                  Tranche D Term Loan,
                  5.91%, 05/31/12 .............................       2,006,440
                NTELOS, Inc.
    1,242,462     First Lien Term B Advance,
                  7.11%, 08/24/11 .............................       1,257,223
    1,500,000     Second Lien Term Loan,
                  9.61%, 02/24/12 .............................       1,518,510
    4,937,500   PanAmSat Corp.
                  Tranche B-1 Term Loan,
                  6.49%, 08/20/11 .............................       5,000,700
    5,500,000   Sorenson Communications, Inc.
                  First Lien Term Loan B,
                  7.49%, 11/15/12 .............................       5,584,260
                                                                  -------------
                                                                     45,171,363
                                                                  -------------

TELECOMMUNICATIONS - CLEC - 0.7%
    4,937,500   Consolidated Communications, Inc.
                  Term Loan D, 6.34%, 10/14/11 ................       4,988,455
    3,933,070   RCN Corp.
                  Term Loan, 8.81%, 12/21/11 ..................       4,001,899
                                                                  -------------
                                                                      8,990,354
                                                                  -------------

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
    1,000,000   Pine Tree Holdings/Country Road
                  Communications, Inc.
                  Second Lien Tranche B Term Loan,
                  12.55%, 07/15/13 ............................       1,017,500
                                                                  -------------

TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 1.4%
    5,000,000   FairPoint Communications, Inc.
                  Replacement B Term Loan,
                  6.31%, 02/08/12 .............................       5,034,400
    1,000,000   Hawaiian Telcom Communications
                  Tranche B Term Loan,
                  6.78%, 10/31/12 .............................       1,009,550
   10,000,000   Qwest Corp.
                  Tranche B Term Loan,
                  6.95%, 06/30/10 (g) .........................      10,191,700
    1,950,820   WestCom Corp.
                  Tranche B Term Loan,
                  7.53%, 12/17/10 .............................       1,954,487
                                                                  -------------
                                                                     18,190,137
                                                                  -------------

TRANSPORTATION - AUTO - 3.7%
    3,757,551   Carey International, Inc.
                  Second Lien Term Loan,
                  16.53%, 05/10/12 ............................       3,452,250
                Delphi Corp.
    1,000,000     Revolver, 06/18/09 (b) ......................       1,039,160
    8,403,133     Term Loan, 13.00%, 06/14/11 .................       8,886,313
    1,500,000     Tranche B DIP Term Loan,
                  7.38%, 10/08/07 .............................       1,526,250
    4,500,000   Environmental Systems Products
                  Holdings
                  Second Lien Term Loan,
                  14.71%, 12/12/10 ............................       4,590,000


                       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.         9

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
                Federal-Mogul Corp.
    4,500,000     DIP Term Loan, 6.56%, 12/09/06 ..............       4,525,290
    1,270,249     Supplemental Revolver,
                  8.35%, 03/31/06 (f) .........................       1,273,425
    1,048,750     Tranche C Term Loan,
                  8.35%, 03/31/06 .............................       1,053,994
    3,500,000   Goodyear Tire & Rubber Co.
                  Third Lien Term Loan,
                  7.81%, 03/01/11 .............................       3,518,970
                Hertz Corp. (The)
      444,444     Letter of Credit, 4.50%, 12/21/12 ...........         452,000
    3,034,667     Tranche B Term Loan,
                  6.89%, 12/21/12 .............................       3,084,799
      991,644   Insurance Auto Auctions, Inc.
                  Term Loan, 7.40%, 05/19/12 ..................       1,004,040
    5,138,310   Key Plastics LLC
                  Term Loan B, 7.65%, 06/29/10 ................       5,138,310
    2,312,606   Rexnord Corp.
                  Term Loan B, 6.89%, 12/31/11 ................       2,342,971
    3,940,000   Stanadyne Corp.
                  Term Loan, 8.07%, 08/02/10 ..................       3,959,700
                Tenneco Automotive, Inc.
    1,779,338     Tranche B Term Loan,
                  7.02%, 12/12/10 .............................       1,808,270
      781,632     Tranche B-1 Credit Linked Deposit,
                  6.82%, 12/12/10 .............................         795,310
                                                                  -------------
                                                                     48,451,052
                                                                  -------------

TRANSPORTATION - LAND - 0.7%
                Quality Distribution, Inc.
    1,427,481     Synthetic Letters of Credit,
                  4.43%, 11/13/09 .............................       1,434,618
    2,716,252     Term Loan, 7.57%, 11/13/09 (e) ..............       2,729,833
    4,412,330     Term Loan, 7.57%, 11/13/09 ..................       4,434,391
                                                                  -------------
                                                                      8,598,842
                                                                  -------------

UTILITIES - 5.4%
    3,652,727   Allegheny Energy, Inc.
                  Term Advances, 5.63%, 03/08/11 ..............       3,682,131
                Boston Generating LLC
    1,418,919     First Lien Series A Term Advance,
                  09/30/10 (b) ................................       1,453,796
       81,081     First Lien Series B Term Advance,
                  09/30/10 (b) ................................          83,074
    1,950,000   Calpine Construction Finance Co., LP
                  First Lien Term Loan,
                  10.57%, 08/26/09 ............................       2,074,313
                Calpine Corp.
    2,000,000     First Lien Revolver, 12/20/07 (b) ...........       1,980,000
    3,446,809     First Lien Term Loan, 12/20/07 (b) ..........       3,502,819
    9,983,749     Second Lien Term Loan B,
                  10.35%, 07/16/07 (b) (d) ....................       9,190,041
                CenterPoint Energy, Inc.
    2,700,554     Term Loan, 6.09%, 04/30/10 ..................       2,702,228
    5,985,000     Term Loan, 6.92%, 04/30/10 ..................       5,988,711
                El Paso Corp.
    2,500,000     Deposit Accounts, 4.11%, 11/23/09 ...........       2,526,400
    7,611,855     Term Loan, 7.31%, 11/23/09 (b) ..............       7,706,394
    1,934,246   Infrasource, Inc.
                  Term Loan, 7.53%, 09/30/10 ..................       1,943,917
                KGen, LLC
    1,985,000     Tranche A Term Loan,
                  7.15%, 08/05/11 .............................       1,985,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

UTILITIES (CONTINUED)
                KGen, LLC (continued)
       35,187     Tranche B Term Loan,
                  13.53%, 08/05/11 ............................          35,363
      500,000   La Paloma Generating Co. LLC
                  Second Lien Term Loan,
                  8.03%, 08/16/13 .............................         508,440
    1,357,921   Midwest Generation LLC
                  Term Loan, 6.38%, 04/27/11 ..................       1,376,090
                NATG Holdings LLC
      570,221     Credit Linked Certificate of Deposit,
                  6.81%, 01/23/09 .............................         536,008
    1,001,749     Term Loan A, 11.00%, 01/23/09 (d) ...........         235,411
      733,455     Term Loan B1, 11.50%, 01/23/10 ..............         172,362
       72,363     Term Loan B2, 11.50%, 01/23/10 ..............          68,021
                NRG Energy, Inc.
    2,413,620     Credit Linked Certificate of Deposit,
                  6.62%, 02/02/13 .............................       2,435,584
   10,586,380     Term Loan, 6.57%, 02/01/13 ..................      10,704,312
    4,541,692   Riverside Energy Center LLC
                  Term Loan, 8.92%, 06/24/11 ..................       4,609,817
                Rocky Mountain Energy Center LLC
      361,073     Credit Linked Certificate of Deposit,
                  8.92%, 06/24/11 .............................         366,489
    3,142,331     Term Loan, 8.92%, 06/24/11 ..................       3,189,466
                Thermal North America, Inc.
    1,000,000     Credit Linked Certificate of Deposit,
                  6.32%, 10/12/13 .............................       1,006,880
      997,976     Term Loan, 6.28%, 10/12/13 ..................       1,004,842
                                                                  -------------
                                                                     71,067,909
                                                                  -------------

WIRELESS - CELLULAR/PCS - 3.3%
    2,955,000   Cellular South, Inc.
                  Term Loan, 6.37%, 05/04/11 ..................       2,995,631
    3,822,500   Centennial Cellular Operating Co.
                  Term Loan, 6.64%, 02/09/11 ..................       3,878,385
   14,850,000   Cricket Communications, Inc.
                  Term Loan B, 7.03%, 01/10/11 ................      15,063,543
                MetroPCS, Inc.
    9,850,000     First Lien Tranche B Term Loan,
                  9.50%, 05/27/11 .............................      10,165,988
   10,800,000     Second Lien Term Loan,
                  12.00%, 05/27/12 ............................      11,394,000
                                                                  -------------
                                                                     43,497,547
                                                                  -------------
                  Total Senior Loan Notes
                    (Cost $1,236,371,363) .....................   1,241,363,715
                                                                  -------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (a) - 4.7%

GERMANY - 0.8%
EUR
    3,625,000   debitel (Netherlands) Holding BV
                  Second Lien Facility,
                  9.49%, 06/11/14 .............................       4,449,404
                debitel Konzernfinanzierungs GmbH
    1,125,000     Term Facility B, 5.24%, 06/11/13 ............       1,352,186
      803,571     Term Facility C1, 5.74%, 06/11/14 ...........         968,041
      321,429     Term Facility C2, 5.74%, 06/11/14 ...........         389,363
                iesy Hessen GmbH & Co.
    1,500,000     Facility B, 5.39%, 02/14/13 .................       1,801,574
    1,500,000     Facility C, 5.89%, 02/14/14 .................       1,804,167
                                                                  -------------
                                                                     10,764,735
                                                                  -------------


10      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

ITALY - 0.4%
EUR
                Prysmian Cables & Systems, Inc.
    1,923,077     Second Lien Term Loan,
                  9.44%, 01/20/15 .............................       2,355,566
      875,000     Euro Term Loan B,
                  5.07%, 08/04/12 .............................       1,048,560
      875,000     Euro Term Loan C2,
                  4.75%, 08/04/12 .............................       1,048,435
      576,923     Second Lien Tranche C Term Loan,
                  9.44%, 01/20/15 .............................         706,670
                                                                  -------------
                                                                      5,159,231
                                                                  -------------

NETHERLANDS - 0.2%
EUR
                YBR Acquisition B.V.
    1,250,000     Facility B2 Term Loan,
                  5.14%, 06/30/13 .............................       1,514,173
    1,250,000     Facility C2 Term Loan,
                  5.64%, 06/30/14 .............................       1,516,006
                                                                  -------------
                                                                      3,030,179
                                                                  -------------

SWITZERLAND - 0.2%
EUR
    2,077,716   Merisant Co.
                  Tranche A (Euro) Term Loan,
                  5.79%, 01/11/09 .............................       2,399,746
                                                                  -------------

UNITED KINGDOM - 3.1%
GBP
                Debenhams Finance Holdings PLC
    1,500,000     Sterling Tranche B,
                  7.34%, 04/25/13 .............................       2,612,798
    1,500,000     Sterling Tranche C,
                  7.84%, 04/25/14 .............................       2,618,367
                Peacock Group (The)
    2,250,000     Facility B, 7.33%, 10/30/13 .................       3,974,795
    2,250,000     Facility C, 7.83%, 10/30/14 .................       3,974,795
    3,125,000   PlayPower, Inc.
                  Add-on Term Loan,
                  7.63%, 12/18/09 .............................       5,547,912
                Red Football Ltd.
    1,250,000     Facility B Term Loan,
                  7.85%, 05/11/13 .............................       2,220,544
    1,250,000     Facility C Term Loan,
                  8.35%, 05/11/14 .............................       2,226,016
    1,399,359   SunGard U K Holdings Ltd.
                  U K Term Loan, 7.13%, 02/11/13 ..............       2,464,402
    3,938,551   Teesside Power Ltd.
                  Term Loan, 5.44%, 04/01/08 ..................       6,880,151
                Trinitybrook PLC
    2,500,000     Term Loan B1, 7.32%, 07/31/13 ...............       4,392,490
    2,500,000     Term Loan C1, 7.32%, 07/31/14 ...............       4,402,691
                                                                  -------------
                                                                     41,314,961
                                                                  -------------
                  Total Foreign Variable Rate Senior
                    Loan Notes
                    (Cost $62,214,205) ........................      62,668,852
                                                                  -------------

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

CORPORATE NOTES AND BONDS (g) - 0.0%

TRANSPORTATION - AUTO - 0.0%
                Key Plastics Holdings, Inc.
       63,642     Junior Secured Subordinated
                  Notes, 18.32%, 04/26/07 .....................          52,186
      101,432     Senior Secured Subordinated
                  Notes, 7.00%, 04/26/07 ......................          93,825
                                                                  -------------
                  Total Corporate Notes and Bonds
                    (Cost $156,225) ...........................         146,011
                                                                  -------------

        SHARES
        ------

COMMON STOCKS (h) - 1.1%

TELECOMMUNICATIONS - 0.0%
        1,756   Eningen Realty (g) ............................               0
       33,727   SAVVIS Communications Corp. ...................          23,946
                                                                  -------------
                                                                         23,946
                                                                  -------------

TRANSPORTATION - AUTO - 0.0%
        3,445   Environmental Systems Products
                  Holdings (g) ................................               0
                                                                  -------------

UTILITIES - 0.8%
       12,470   CenterPoint Energy, Inc. (g) ..................         126,695
      439,003   Mirant Corp. ..................................      10,799,485
      322,876   NATG Holdings LLC (g) .........................               0
                                                                  -------------
                                                                     10,926,180
                                                                  -------------

WIRELESS - CELLULAR/PCS - 0.3%
       76,137   Leap Wireless International, Inc. .............       3,206,129
                                                                  -------------
                  Total Common Stocks
                    (Cost $8,943,166) .........................      14,156,255
                                                                  -------------

PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
       14,382   Superior Telecom, Inc., Series A ..............          12,225
                                                                  -------------

AUTOMOTIVE - 0.0%
           13   Key Plastics Holdings, Inc. (g) (h) ...........               0
                                                                  -------------
                  Total Preferred Stock
                    (Cost $14,382) ............................          12,225
                                                                  -------------

         UNITS
         -----

WARRANTS (h) - 0.0%

GAMING/LEISURE - GAMING (g) - 0.0%
       26,091   OpBiz LLC, expires 08/11/09 ...................               0
           28   OpBiz LLC, expires 08/11/09 ...................               0
                                                                  -------------
                                                                              0
                                                                  -------------


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      11

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

         UNITS                                                      VALUE ($)
         -----                                                    -------------

WARRANTS (CONTINUED)

MANUFACTURING - 0.0%
            4   GenTek, Inc., Class A expires
                  10/31/06 ....................................              31
                                                                  -------------
                  Total Warrants
                    (Cost $20) ................................              31
                                                                  -------------

CLAIMS (i) - 0.1%

UTILITIES - 0.1%
   28,000,000   Mirant Corp. ..................................       1,586,760
                                                                  -------------
                  Total Claims
                    (Cost $0) .................................       1,586,760
                                                                  -------------
TOTAL INVESTMENTS - 99.5% .....................................   1,319,933,849
                                                                  -------------
  (Cost of $1,307,699,361) (j)

OTHER ASSETS & LIABILITIES, NET - 0.5% ........................       7,249,258
                                                                  -------------

NET ASSETS - 100.0% ...........................................   1,327,183,107
                                                                  =============

(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (g), all senior loans carry a variable rate interest). These base lending rates are generally
      (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)   Fixed rate senior loan

(d) The issuer is in default of certain debt covenants. Income is not being accrued.

(e)   Loans held on participation.

(f)   Senior Loan Notes have additional unfunded loan commitments. See Note 9.

(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(h)   Non-income producing security.

(i) Security is the result of company restructuring that will be converted to equity upon the conclusion of court proceedings.

(j)   Cost for Federal income tax purposes is $1,308,046,346.

CLEC         Competitive Local Exchange Carrier

DE           Delaware

DIP          Debtor in Possession

EUR          Euro Currency

GBP          Great Britain Pound

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                             (% of Total Net Assets)

Retail ........................................................          1.7%
Manufacturing .................................................          0.8%
Wireless - Cellular/PCS. ......................................          0.5%
Utilities .....................................................          0.5%
Gaming/Leisure - Other Leisure ................................          0.3%
Cable - International Cable ...................................          0.3%
Diversified Media .............................................          0.2%
Information Technology ........................................          0.2%
Food/Tobacco - Food/Tobacco
  Producers ...................................................          0.2%
                                                                  ----------
                                                                         4.7%
                                                                  ==========


12      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2006 (UNAUDITED)   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                       ($)
-------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost $1,307,699,361) ...............    1,319,933,849
   Cash ......................................................       78,849,328
   Foreign currency (Cost $11,912,817) .......................       11,917,439
   Receivable for:
     Investments sold ........................................       30,731,723
     Interest and fees .......................................       12,421,192
   Other assets ..............................................            1,056
                                                                 --------------
       Total assets ..........................................    1,453,854,587

LIABILITIES:
   Net discount and unrealized appreciation on unfunded
     transactions (Note 9) ...................................          160,964
   Payable for:
     Investments purchased ...................................      125,982,485
     Investment advisory fee (Note 4) ........................          432,829
     Trustees' fees (Note 4) .................................            3,333
   Accrued expenses and other liabilities ....................           91,869
                                                                 --------------
       Total liabilities .....................................      126,671,480
                                                                 --------------
NET ASSETS ...................................................    1,327,183,107
                                                                 ==============


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      13

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                                       ($)
-------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest ..................................................       46,100,032
   Dividends .................................................              683
   Facility and other fees ...................................           77,503
                                                                 --------------
       Total investment income ...............................       46,178,218

EXPENSES
   Investment advisory fee (Note 4) ..........................        2,625,484
   Accounting services fee ...................................          179,207
   Professional fees .........................................           47,611
   Trustees' fees (Note 4) ...................................           10,631
   Custody fee ...............................................           52,032
   Reports to shareholders ...................................            5,800
   Texas franchise expense ...................................          126,081
   Other expenses ............................................           12,375
                                                                 --------------
       Total operating expenses ..............................        3,059,221
   Interest expense (Note 8) .................................          114,563
   Facility expense (Note 8) .................................          148,128
                                                                 --------------
       Net expenses ..........................................        3,321,912
                                                                 --------------
   Net investment income .....................................       42,856,306
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments ..........................        3,302,503
   Net realized loss on foreign currency transactions ........         (379,134)
   Net change in unrealized appreciation on investments ......        4,283,579
   Net change in unrealized appreciation on unfunded
     transactions (Note 9) ...................................          101,072
   Net change in unrealized depreciation on translation of
     assets and liabilities denominated in foreign currency ..         (336,454)
                                                                 --------------
   Net gain ..................................................        6,971,566
                                                                 --------------
   Net increase in net assets from operations ................       49,827,872
                                                                 ==============


14      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                        SIX MONTHS ENDED
                                                                       FEBRUARY 28, 2006        YEAR ENDED
                                                                          (UNAUDITED)         AUGUST 31, 2005
                                                                             ($)                    ($)
                                                                       -----------------     ----------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income. .............................................          42,856,306           55,342,478
Net realized gain (loss) on investments and foreign currency
   transactions ....................................................           2,923,369             (155,500)
Net change in unrealized appreciation on investments, translation of assets and liabilities denominated in foreign currency and
   unfunded transactions ...........................................           4,048,197            7,371,115
                                                                       -----------------     ----------------
   Net increase from operations ....................................          49,827,872           62,558,093
                                                                       -----------------     ----------------

TRANSACTIONS IN INVESTOR'S BENEFICIAL INTEREST
Contributions ......................................................         337,884,585          401,269,018
Withdrawals ........................................................        (199,947,232)        (220,779,725)
                                                                       -----------------     ----------------
   Net increase from transactions in investor's beneficial
     interest ......................................................         137,937,353          180,489,293
                                                                       -----------------     ----------------
   Total increase in net assets ....................................         187,765,225          243,047,386

NET ASSETS
Beginning of period ................................................       1,139,417,882          896,370,496
                                                                       -----------------     ----------------
End of period ......................................................       1,327,183,107        1,139,417,882
                                                                       =================     ================


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      15

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                                       ($)
--------------------------------------------------------------------------------

INCREASE IN CASH AND FOREIGN CURRENCY

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income. ....................................       42,856,306

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
   USED FOR OPERATING ACTIVITIES
   Purchase of investments securities ........................     (589,351,285)
   Proceeds from disposition of investment securites .........      398,502,964
   Increase in interest and fees receivable ..................       (4,564,644)
   Increase in receivable for investments sold ...............      (23,583,842)
   Decrease in other assets ..................................            3,129
   Decrease in deferred facility fees ........................          (78,593)
   Net amortization of premium (discount) ....................         (650,115)
   Increase in payable for investments purchased .............       33,280,069
   Decrease in mark-to-market on realized and unrealized .....         (715,588)
     gain (loss) on foreign currency
   Increase in payable for accrued affiliated expenses .......           14,107
   Decrease in other expenses and liabilities ................         (101,802)
                                                                 --------------
     Net cash and foreign currency flow used for operating ...     (144,389,294)
       activities.

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from capital contributions .......................      337,884,585
   Payment of capital withdrawals ............................     (199,947,232)
                                                                 --------------
     Net cash flow provided by financing activities ..........      137,937,353
                                                                 --------------
     Net decrease in cash and foreign currency ...............       (6,451,941)

CASH AND FOREIGN CURRENCY
   Beginning of the period ...................................       97,218,708
   End of the period .........................................       90,766,767
                                                                 ==============


16      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SELECTED DATA FOR AN INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          YEAR ENDED AUGUST 31,
                                                          ------------------------------------------------------
                                       SIX MONTHS ENDED
                                       FEBRUARY 28, 2006
                                          (UNAUDITED)       2005       2004       2003        2002        2001
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA
Total return                                4.22%(e)      6.54%     10.39%     11.68%(a)  (2.20)%       5.15%
Operating expenses                          0.52%(f)      0.51%(b)   0.52%(b)   0.57%(b)   0.55%(b)     0.53%(b)
Interest expense and facility expense       0.04%(f)      0.05%        --%(c)     --%(c)   0.03%          --%
Net expenses                                0.56%(f)      0.56%(b)   0.52%(b)   0.57%(b)   0.58%(b)     0.53%(b)
Net investment income                       7.21%(f)      5.69%(b)   4.45%(b)   5.96%(b)   6.42%(b)(d)  8.94%(b)
Portfolio turnover rate                       33%(e)        75%        97%        75%        70%          63%

----------
(a) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Portfolio's return.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(c)   Rounds to less than 0.01%.

(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(e)   Not annualized.

(f)   Annualized.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      17

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2006 (UNAUDITED)   HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                                                       ($)
--------------------------------------------------------------------------------

ASSETS:
   Investment in Portfolio ...................................        2,414,355
   Receivable for expense reimbursement due from
     Investment Adviser ......................................           19,063
                                                                 --------------
       Total assets ..........................................        2,433,418

LIABILITIES:
   Payable for:
     Distributions ...........................................            2,526
     Administration fee (Note 4) .............................              367
     Trustees' fees (Note 4) .................................              500
     Reports to shareholders .................................            9,447
     Legal fees ..............................................            6,212
     Audit fees ..............................................            5,400
     Transfer agent fee ......................................            1,550
   Accrued expenses and other liabilities ....................              211
                                                                 --------------
       Total liabilities .....................................           26,213
                                                                 --------------
NET ASSETS ...................................................        2,407,205
                                                                 ==============

COMPOSITION OF NET ASSETS
   Paid-in capital. ..........................................        9,416,580
   Overdistributed net investment income .....................          (37,880)
   Accumulated net realized loss on investments and
     foreign currency transactions allocated from Portfolio ..       (7,319,639)
   Net unrealized appreciation on investments, translation
     of assets and liabilities denominated in foreign
     currency and unfunded transactions allocated from
     Portfolio ...............................................          348,144
                                                                 --------------
NET ASSETS ...................................................        2,407,205
                                                                 ==============

   Net assets ................................................        2,407,205
   Shares outstanding (unlimited shares authorized) ..........          250,799
   Net asset value per share (Net assets/Shares
     outstanding) ............................................             9.60


18      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                                       ($)
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
   Interest ..................................................        1,033,756
   Dividends .................................................               25
   Facility and other fees ...................................            2,545
                                                                 --------------
       Total investment income allocated from Portfolio ......        1,036,326

EXPENSES
   Net operating expenses allocated from Portfolio (Note 1) ..           68,076
   Administration fee (Note 4) ...............................           27,482
   Transfer agent fee ........................................            9,074
   Audit fees ................................................            7,975
   Legal fees ................................................            9,144
   Accounting services fee ...................................              209
   Trustees' fees (Note 4) ...................................            1,750
   Custody fee ...............................................              700
   Registration fees .........................................           28,526
   Reports to shareholders ...................................            5,969
   Texas franchise expense allocated from Portfolio (Note
     1) ......................................................            4,541
   Other expenses ............................................            6,910
                                                                 --------------
       Total operating expenses ..............................          170,356
                                                                 --------------
   Interest expense allocated from Portfolio (Note 8) ........            4,290
   Facility expense allocated from Portfolio (Note 8) ........            3,213
                                                                 --------------
       Total expenses ........................................          177,859
   Fees and expenses waived or reimbursed by Investment
     Adviser (Note 4) ........................................          (62,759)
                                                                 --------------
       Net expenses ..........................................          115,100
                                                                 --------------
   Net investment income .....................................          921,226
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM PORTFOLIO (NOTE 1)
   Net realized gain on investments ..........................          155,120
   Net realized loss on foreign currency transactions ........           (4,292)
   Net change in unrealized depreciation on investments ......         (101,371)
   Net change in unrealized depreciation on unfunded
     transactions ............................................           (2,108)
   Net change in unrealized depreciation on translation of
     assets and liabilities denominated in foreign currency ..          (15,890)
                                                                 --------------
   Net gain ..................................................           31,459
                                                                 --------------
   Net increase in net assets from operations ................          952,685
                                                                 ==============


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      19

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                                                 SIX MONTHS ENDED
                                                                 FEBRUARY 28, 2006      YEAR ENDED
                                                                    (UNAUDITED)      AUGUST 31, 2005
                                                                         ($)                ($)
                                                                 -----------------   ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income .........................................            921,226         3,420,407
Net realized gain on investments and foreign currency
   transactions allocated from Portfolio ......................            150,828            22,034
Net change in unrealized appreciation (depreciation)
   on investments, translation of assets and liabilities
   denominated in foreign currency and unfunded transactions
   allocated from Portfolio ...................................           (119,369)          365,763
                                                                 -----------------   ---------------
   Net increase from operations ...............................            952,685         3,808,204
                                                                 -----------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income: ...................................           (982,879)       (3,382,074)
                                                                 -----------------   ---------------

SHARE TRANSACTIONS
   Subscriptions ..............................................                 --           100,000
   Distributions reinvested ...................................            788,540         2,904,951
   Redemptions ................................................        (56,840,761)      (10,975,563)
                                                                 -----------------   ---------------
   Net decrease from share transactions .......................        (56,052,221)       (7,970,612)
                                                                 -----------------   ---------------
      Total decrease in net assets ............................        (56,082,415)       (7,544,482)
                                                                 -----------------   ---------------

NET ASSETS
Beginning of period ...........................................         58,489,620        66,034,102
End of period (including undistributed and (overdistributed)
   net investment income of $(37,880) and $23,773,
   respectively) ..............................................          2,407,205        58,489,620
                                                                 =================   ===============

CHANGE IN SHARES
   Subscriptions ..............................................                 --            10,194
   Issued for distributions reinvested ........................             80,575           296,135
   Redemptions ................................................         (5,761,400)       (1,122,152)
                                                                 -----------------   ---------------
   Net decrease ...............................................         (5,680,825)         (815,823)


20      SEE ACCOMPANYIG NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       -------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   FEBRUARY 28, 2006
                                                      (UNAUDITED)         2005       2004         2003          2002         2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.86          $   9.79   $   9.27     $   8.81     $    9.61     $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                 0.33              0.53       0.41         0.52          0.60(b)       0.87
Net realized and unrealized gain (loss)
 allocated from Portfolio(a)                             0.06              0.07       0.53         0.46         (0.82)(b)     (0.40)
                                                      =======          ========   ========     ========     =========     =========
Total from investment operations                         0.39              0.60       0.94         0.98         (0.22)         0.47
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.65)            (0.53)     (0.42)       (0.52)        (0.58)        (0.85)
From net realized gains                                    --                --         --           --            --         (0.01)
                                                      =======          ========   ========     ========     =========     =========
Total distributions declared to shareholders            (0.65)            (0.53)     (0.42)       (0.52)        (0.58)        (0.86)
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD                        $  9.60          $   9.86   $   9.79     $   9.27     $    8.81     $    9.61
Total return(c) (d)                                      4.12%(e)          6.25%     10.25%       11.50%(g)     (2.39)%        4.93%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net operating expenses                                   0.78%(f)          0.76%      0.75%        0.75%         0.75%         0.75%
Interest expense and facility expense allocated
 from Portfolio                                          0.06%(f)          0.04%        --%(h)       --%(h)      0.03%           --%
Net expenses(i)                                          0.84%(f)          0.80%      0.75%        0.75%         0.78%         0.75%
Net investment income                                    6.70%(f)          5.40%      4.29%        5.81%         6.28%(b)      8.90%
Waiver/reimbursement                                     0.46%(f)          0.25%      0.15%        0.24%         0.21%         0.10%
Net assets, end of period (000's)                     $ 2,407          $ 58,490   $ 66,034     $ 89,706     $ 100,912     $ 135,964

----------
(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, and increase net realized and unrealized loss per share by $0.01. The ratio of net investment income to average net assets increased from 6.27% to 6.28%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Total return at net asset value assuming all distributions reinvested.

(e)   Not annualized

(f)   Annualized

(g) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's return.

(h)   Rounds to less than 0.01%.

(i) Net expense ratio has been calculated after applying any waiver/reimbursement.


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2006               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

NOTE 1. ORGANIZATION

Highland Institutional Floating Rate Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund invests all of its investable assets in the Highland Floating Rate Limited Liability Company (the "Portfolio"). The Portfolio seeks a high level of current income consistent with preservation of capital.

THE PORTFOLIO

The Portfolio is registered under the 1940 Act as a non-diversified, closed-end management investment company and is organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Code of 1986, as amended (the "Code"). At February 26, 2006, the Fund and Highland Floating Rate Fund were the sole investors in the Portfolio and owned 0.2% and 99.8%, respectively, of the Portfolio.

FUND SHARES

The Fund may issue an unlimited number of shares, which are offered continuously at net asset value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on its proportionate share of the current market value of the Portfolio's net assets. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers.

Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from

--------------------------------------------------------------------------------

FEBRUARY 28, 2006               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Code, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service. Therefore, no federal income tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared by the Fund daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Portfolio's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                   2005               2004
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
Ordinary income*                                $3,382,074         $3,568,779
--------------------------------------------------------------------------------
Long-term capital gains                             --                 --
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
   Undistributed                 Undistributed
     Ordinary                      Long-Term                  Net Unrealized
      Income                     Capital Gains                 Appreciation*
--------------------------------------------------------------------------------
     $109,372                         $ --                       $405,082
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Portfolio unrealized appreciation (depreciation) at February 28, 2006, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

--------------------------------------------------------------------------------
   Unrealized appreciation                                    $   22,550,123
   Unrealized depreciation                                       (10,662,620)
                                                              --------------

   Net unrealized appreciation                                $   11,887,503
                                                              ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEBRUARY 28, 2006               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

--------------------------------------------------------------------------------
              Year of                            Capital Loss
            Expiration                           Carryforward
--------------------------------------------------------------------------------
               2010                              $  2,747,168
--------------------------------------------------------------------------------
               2011                                 1,685,798
--------------------------------------------------------------------------------
               2012                                 2,947,361
--------------------------------------------------------------------------------
               Total                             $  7,380,327
--------------------------------------------------------------------------------

NOTE 4. ADVISORY, ADMINISTRATION AND TRUSTEE FEES

INVESTMENT ADVISORY FEE

Highland Capital Management, L.P. ("Highland") is the investment adviser to the Portfolio. Highland receives a monthly investment advisory fee based on the Portfolio's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
        Average Daily Net Assets                             Annual Fee Rate
--------------------------------------------------------------------------------
             First $1 billion                                     0.45%
--------------------------------------------------------------------------------
             Next $1 billion                                      0.40%
--------------------------------------------------------------------------------
             Over $2 billion                                      0.35%
--------------------------------------------------------------------------------

For the six months ended February 28, 2006, the Portfolio's effective investment advisory fee rate was 0.44%.

ADMINISTRATION FEES

Highland provides administrative services to the Portfolio and the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. The Fund, but not the Portfolio, pays Highland for these services. Under separate sub-administration agreements, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). Highland pays PFPC directly for these services.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, facility expense, taxes and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its one interested Trustee or any of its other officers, all of whom are employees of Highland.

Trustees who are not interested persons (as defined in the 1940 Act) of the Portfolio and Fund each receive an annual retainer fee of $25,000 for services provided as Trustees of the Portfolio and Fund. The Fund and Highland Floating Rate Fund pay $20,000 of this fee (allocated based on their relative net assets). The remaining $5,000 is paid by the Portfolio.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $589,351,285 and $398,502,964, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15this not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2006, there was one Repurchase Offer. The Fund offered to repurchase 25% of its shares on August 22, 2005 and on September 15, 2005, 27% of shares outstanding were repurchased. On September 7, 2005, the Board of Directors of the Fund determined it to be in the best interest of the Fund and the Fund's shareholders that the Fund be terminated and its assets be liquidated. On December 15, 2005, 94.34% of the Fund's assets were liquidated and the balance of the Fund's assets will be liquidated on a date to be determined.

--------------------------------------------------------------------------------

FEBRUARY 28, 2006               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Portfolio and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2006, the following sets forth the selling participants with respect to interests in senior loans purchased by the Portfolio on a participation basis.

--------------------------------------------------------------------------------
                                                  Principal
Selling Participant                                 Amount          Value
--------------------------------------------------------------------------------
Goldman Sachs:
   Bridge Information Systems, Inc.
   Multidraw Term Loan                           $   484,353     $     7,265
--------------------------------------------------------------------------------
CSFB:
   Quality Distribution, Inc.
   Term Loan                                       2,716,252       2,729,833
--------------------------------------------------------------------------------

NOTE 8. LINE OF CREDIT

On September 13, 2004, the Portfolio entered into a $150,000,000 credit facility, which was amended on September 12, 2005 to $200,000,000, used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Portfolio based on its borrowings. In addition, the Portfolio has agreed to pay facility expenses on the unutilized line of credit, which are included on the Statement of Operations.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed was $34,000,000 at a weighted average interest rate of 6.74%.

Interest expense allocated to the Fund of $4,290 was paid for use of the line of credit and is included on the Statement of Operations.

NOTE 9. UNFUNDED LOAN COMMITMENTS

As of February 28, 2006, the Portfolio had unfunded loan commitments of $28,616,386, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                              Unfunded
                                                                Loan
Borrower                                                     Commitment
--------------------------------------------------------------------------------
 Centennial Cellular Operating Co.                          $  2,250,000
--------------------------------------------------------------------------------
 Covanta Energy Corp.                                          1,000,000
--------------------------------------------------------------------------------
 Cricket Communications, Inc.                                  5,000,000
--------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc.                               1,000,000
--------------------------------------------------------------------------------
 Dobson Cellular Systems, Inc.                                   625,000
--------------------------------------------------------------------------------
 Eastman Kodak Co.                                             2,411,764
--------------------------------------------------------------------------------
 Federal-Mogul Corp.                                             102,746
--------------------------------------------------------------------------------
 Flatiron Re Ltd.                                              1,794,737
--------------------------------------------------------------------------------
 Hertz Corp.                                                     520,889
--------------------------------------------------------------------------------
 Infor Global Solutions European
--------------------------------------------------------------------------------
 Finance S.A.R.L.                                              1,170,000
--------------------------------------------------------------------------------
 Interstate Bakeries Corp.                                     7,500,000
--------------------------------------------------------------------------------
 Trump Entertainment Resorts, Inc.                             1,741,250
--------------------------------------------------------------------------------
 United Airlines, Inc.                                         3,500,000
--------------------------------------------------------------------------------
                                                            $ 28,616,386
                                                            ============

--------------------------------------------------------------------------------

NOTE 10. SHARES OF BENEFICIAL INTEREST

As of February 28, 2006, 93.9% of the outstanding shares of the Fund were held by 5 shareholders, each of which represents in excess of 5% of the Fund's shares outstanding. Subscription and redemption activity of these shareholders may have a material effect on the Fund.

NOTE 11. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest or principal. Non-payment would result in a reduction of income to the Portfolio, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

--------------------------------------------------------------------------------

FEBRUARY 28, 2006               HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

CREDIT RISK

Securities rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high-yield Senior Loans may result in greater net asset value fluctuation than if the Portfolio did not make such investments.

CURRENCY RISK

A portion of the Fund's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are quoted or denominated. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

FOREIGN SECURITIES

Investments in foreign securities may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Portfolio invests a significant portion of its non-U.S. investment in one region or in the securities of emerging market issuers. These risk may include (i) less information about non-U.S. issuers or markets being available due to less rigorous disclosure, accounting standards or regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volitile and the Adviser may not be able to sell the Portfolio's securities at times, in amounts and at prices it considers reasonable; (iii) the ecomomies of non-U.S. markets may grow at slower rates than expected or may experience a downturn or recession; and (iv) witholdings and other non-U.S. taxes may decrease the Fund's returns.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Institutional Floating Rate Income Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.

                      THIS PAGE LEFT BLANK INTENTIONALLY.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                                           Semi-Annual Report, February 28, 2006

[HIGHLAND FUNDS LOGO]

www.highlandfunds.com                                                  SEMIIFRIF

                              [HIGHLAND FUNDS LOGO]

                           HIGHLAND FLOATING RATE FUND

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2006

--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

TABLE OF CONTENTS

Fund Profile .............................................................     1

Financial Statements .....................................................     2

   Investment Portfolio ..................................................     3

   Portfolio Statement of Assets and Liabilities .........................    13

   Portfolio Statement of Operations .....................................    14

   Portfolio Statements of Changes in Net Assets .........................    15

   Portfolio Statement of Cash Flows .....................................    16

   Portfolio Financial Highlights ........................................    17

   Fund Statement of Assets and Liabilities ..............................    18

   Fund Statement of Operations ..........................................    19

   Fund Statements of Changes in Net Assets ..............................    20

   Fund Financial Highlights .............................................    22

   Notes to Financial Statements .........................................    26

Important Information About This Report ..................................    32

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

      A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                    OBJECTIVE
                        The Highland Floating Rate Fund
                         (the "Fund") invests all of its
                          investable assets in Highland
                         Floating Rate Limited Liability
                         Company (the "Portfolio"). The
                         Portfolio seeks a high level of
                         current income consistent with
                            preservation of capital.

                                TOTAL NET ASSETS
                                (AS OF 02/28/06)
                                $1,328.2 million

The information below gives you a snapshot of the Portfolio at the end of the reporting period. The Portfolio is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN IN THE PORTFOLIO AS OF 02/28/06 (%)

--------------------------------------------------------------------------
 Ba                                                                  16.6
--------------------------------------------------------------------------
 B                                                                   62.0
--------------------------------------------------------------------------
 Caa                                                                  6.5
--------------------------------------------------------------------------
 NR                                                                  14.9
--------------------------------------------------------------------------

TOP 5 SECTORS IN THE PORTFOLIO AS OF 02/28/06 (%)

--------------------------------------------------------------------------
 Cable                                                               10.2
--------------------------------------------------------------------------
 Retail                                                               7.4
--------------------------------------------------------------------------
 Utilities                                                            6.8
--------------------------------------------------------------------------
 Gaming/Leisure                                                       6.1
--------------------------------------------------------------------------
 Telecommunications                                                   5.6
--------------------------------------------------------------------------

TOP 10 HOLDINGS IN THE PORTFOLIO AS OF 02/28/06 (%)

------------------------------------------------------------------------------------
 Georgia-Pacific Corp., First Lien Term Loan, 02/14/13                          1.9
------------------------------------------------------------------------------------
 United Air Lines, Inc., Tranche B Term Loan, 8.63%, 02/01/12                   1.9
------------------------------------------------------------------------------------
 Home Interiors & Gifts, Inc., Initial Term Loan, 9.81%, 03/31/11               1.9
------------------------------------------------------------------------------------
 DS Waters Enterprises LP, Term Loan, 9.03%, 11/07/09                           1.7
------------------------------------------------------------------------------------
 Charter Communications Operating LLC, Tranche B Term Loan, 7.92%, 04/07/11     1.7
------------------------------------------------------------------------------------
 Georgia-Pacific Corp., Second Lien Term Loan, 7.56%, 02/14/14                  1.5
------------------------------------------------------------------------------------
 Blockbuster Entertainment Corp., Tranche B Term Loan, 8.73%, 08/20/11          1.4
------------------------------------------------------------------------------------
 Resorts International Holdings Ltd., Second Lien Term Loan, 12.03%, 04/26/13   1.2
------------------------------------------------------------------------------------
 Movie Gallery, Inc., Term Loan B, 8.28%, 04/27/11                              1.1
------------------------------------------------------------------------------------
 Cricket Communications, Inc., Term Loan B, 7.03%, 01/10/11                     1.1
------------------------------------------------------------------------------------

Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

                                      A GUIDE TO UNDERSTANDING YOUR FUND AND
                                      PORTFOLIO'S FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The Investment Portfolio details all of
                                      the Portfolio's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details the Fund's assets,
                                      liabilities, net assets and share price
                                      for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement details income earned by
                                      the Fund and the expenses accrued by the Fund during the reporting period. The
                                      Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.

STATEMENTS OF CHANGES IN NET ASSETS   These statements demonstrate how the
                                      Fund's net assets were affected by its
                                      operating results, distributions to
                                      shareholders and shareholder transactions
                                      (e.g., subscriptions, redemptions and
                                      dividend reinvestments) during the
                                      reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

            STATEMENT OF CASH FLOWS   The Statement of Cash Flows reports net
                                      cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash, foreign currency and cash equivalents during the period.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how
                                      the Fund's net asset value per share was affected by the fund's operating results.
                                      The Financial Highlights table also
                                      discloses the classes' performance and
                                      certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational
                                      background of the Fund, its significant
                                      accounting policies (including those
                                      surrounding security valuation, income
                                      recognition and distributions to
                                      shareholders), federal tax information,
                                      fees and compensation paid to affiliates and significant risks and contingencies.

INVESTMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                  VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (a) - 93.6%

AEROSPACE - AEROSPACE/DEFENSE - 1.0%
    7,980,000   DeCrane Aircraft Holdings, Inc.
                   First Lien Term Loan,
                   8.78%, 03/31/08 ..............................     8,009,925
    2,000,000   IAP Worldwide Services, Inc.
                   First Lien Term Loan,
                   7.63%, 12/30/12 ..............................     2,027,500
    2,971,765   Vought Aircraft Industries, Inc.
                   Term Loan, 7.11%, 12/22/11 ...................     2,999,254
                                                                    -----------
                                                                     13,036,679
                                                                    -----------

AEROSPACE - AIRLINES - 2.3%
                Continental Airlines, Inc.
      857,143      Tranche A-1 Term Loan,
                   9.79%, 06/01/11 ..............................       872,143
    2,142,857      Tranche A-2 Term Loan,
                   9.79%, 06/01/11 ..............................     2,180,357
    2,000,000   Northwest Airlines, Inc.
                   Tranche C Term Loan,
                   10.82%, 11/23/10 .............................     2,035,000
   24,500,000   United Airlines, Inc.
                   Tranche B Term Loan,
                   8.63%, 02/01/12 ..............................    24,949,330
                                                                    -----------
                                                                     30,036,830
                                                                    -----------

BROADCASTING - 2.6%
    1,000,000   Enterprise NewsMedia LLC
                   Term Loan, 7.53%, 06/30/12 ...................     1,012,500
                NEP Supershooters LP
    1,423,769      First Lien Term A Loan,
                   8.60%, 02/03/11 ..............................     1,446,008
    1,043,977      Second Lien Term Loan,
                   12.53%, 08/03/11 .............................     1,038,757
                NextMedia Operating, Inc
    1,227,692      Delay Draw Term Loan,
                   6.57%, 11/15/12 ..............................     1,238,815
    2,762,308      Initial First Lien Term Loan,
                   6.57%, 11/15/12 ..............................     2,786,892
   11,000,000   Paxson Communications Corp.
                   First Lien Term Loan,
                   7.78%, 01/15/12 ..............................    11,043,340
    2,977,500   Spanish Broadcasting Systems, Inc.
                   First Lien Term Loan,
                   6.28%, 06/10/12 ..............................     3,015,969
   13,003,592   Young Broadcasting, Inc.
                   Term Loan, 6.81%, 11/03/12 (b) ...............    13,052,486
                                                                    -----------
                                                                     34,634,767
                                                                    -----------

CABLE - INTERNATIONAL CABLE - 2.4%
    4,991,626   Adelphia Communications Corp.
                   Tranche B DIP Term Loan,
                   6.88%, 03/31/06 ..............................     5,016,585
    1,870,505   Bragg Communications, Inc.
                   Term Loan B, 6.81%, 08/31/11 .................     1,891,548
    5,000,000   NTL, Inc.
                   B2 Sub-Tranche,
                   7.57%, 04/14/12 ..............................     5,028,100
    2,962,500   Puerto Rico Cable Acquisition Co., Inc.
                   First Lien Term Loan,
                   7.25%, 07/28/11 ..............................     2,997,695
                San Juan Cable, LLC
    2,500,000      First Lien Term Loan,
                   9.94%, 10/31/12 ..............................     2,531,250

PRINCIPAL AMOUNT ($)                                                  VALUE ($)
--------------------                                                -----------

CABLE - INTERNATIONAL CABLE (CONTINUED)
                San Juan Cable, LLC (continued)
    2,500,000      Second Lien Term Loan,
                   6.44%, 10/31/13 ..............................     2,515,100
   11,442,500   UPC Broadband Holding BV
                   Facility F2, 8.03%, 03/31/09 .................    11,591,252
                                                                    -----------
                                                                     31,571,530
                                                                    -----------

CABLE - US CABLE - 7.5%
    1,150,000   Bresnan Communications LLC
                   Tranche B Term Loan,
                   8.07%, 09/30/10 ..............................     1,163,938
                Century Cable Holdings LLC
    7,500,000      Discretionary Term Loan,
                   9.50%, 12/31/09 ..............................     7,387,500
    2,500,000      Revolver, 8.50%, 03/31/09 ....................     2,433,600
   15,000,000      Term Loan, 9.50%, 06/30/09 ...................    14,733,750
                Charter Communications Operating LLC
    1,997,517      Tranche A Term Loan,
                   7.67%, 04/27/10 ..............................     2,008,303
   21,770,446      Tranche B Term Loan,
                   7.92%, 04/07/11 (b) ..........................    22,011,683
   14,087,500   Hilton Head Communications LP
                   Revolver, 7.50%, 09/30/07 ....................    13,721,225
    5,044,914   Knology, Inc.
                   Second Lien Term Loan,
                   14.66%, 06/29/11 .............................     5,498,956
                Mediacom Broadband Group
    3,520,000      Tranche A Term Loan,
                   5.94%, 03/31/10 ..............................     3,520,000
    1,970,113      Tranche C Term Loan,
                   6.69%, 09/30/10 ..............................     1,996,118
      990,000   Mediacom Illiniois, LLC
                   Tranche B Term Loan,
                   6.79%, 03/31/13 ..............................     1,003,613
                Northland Cable Television, Inc.
    5,000,000      First Lien Term Loan B,
                   10.50%, 12/22/12 .............................     5,012,500
    4,000,000      Second Lien Term Loan,
                   14.00%, 06/22/13 .............................     4,000,000
                Olympus Cable Holdings LLC
    9,500,000      Term Loan A, 8.75%, 06/30/10 .................     9,321,020
    1,000,000      Term Loan B, 9.50%, 09/30/10 .................       984,690
                WideOpenWest LLC
    2,955,000      Incremental Term Loan B,
                   7.53%, 06/22/11 ..............................     2,962,388
    1,964,988      Term Loan B, 7.55%, 06/22/11 .................     1,971,119
                                                                    -----------
                                                                     99,730,403
                                                                    -----------

CHEMICALS - COMMODITY & FERTILIZER - 0.6%
    7,454,142   Celenese
                   Dollar Term Loan B,
                   6.53%, 04/06/11 ..............................     7,546,647
       78,772   Huntsman International LLC
                   Term B Dollar Loan,
                   6.32%, 08/16/12 ..............................        79,292
                                                                    -----------
                                                                      7,625,939
                                                                    -----------

CHEMICALS - SPECIALTY CHEMICALS - 2.5%
                Brenntag Holding GMBH & Co.
      589,091      Acquisition Facility,
                   7.07%, 01/17/14 ..............................       598,664
    2,410,909      Facility B2 Term Loan,
                   7.07%, 01/17/14 ..............................     2,457,922


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      3

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                  VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
                Ineos US Finance LLC
    2,000,000      Term Loan A4, 6.83%, 12/14/12 ................     1,998,440
    5,750,000      Term Loan B2, 6.83%, 12/14/13 (b) ............     5,829,120
    5,750,000      Term Loan C2, 7.33%, 12/14/14 (b) ............     5,808,478
    1,890,000   Innophos, Inc.
                   Tranche B Term Loan,
                   6.82%, 08/13/10 ..............................     1,916,762
      443,136   INVISTA Canada Co.
                   Tranche B-2 Term Loan,
                   6.38%, 04/29/11 ..............................       448,121
      886,272   INVISTA S.A.R.L.
                   Tranche B-1 Term Loan,
                   6.38%, 04/29/11 ..............................       896,243
    4,500,000   ISP Chemco, Inc.
                   Term Loan, 02/16/13 (b) ......................     4,542,210
    4,012,903   Kraton Polymers Group of Cos.
                   Term Loan, 7.02%, 12/23/10 ...................     4,073,097
                Nalco Co.
      478,782      Tranche A-1 Term Loan,
                   7.07%, 11/04/09 ..............................       482,373
    1,997,656      Tranche B Term Loan,
                   6.34%, 11/04/10 ..............................     2,022,486
    1,980,000   Rockwood Specialties Group, Inc.
                   Tranche E Term Loan,
                   6.67%, 07/30/12 ..............................     2,007,225
                                                                    -----------
                                                                     33,081,141
                                                                    -----------

CONSUMER DURABLES - 0.2%
    3,000,000   Rexair LLC
                   Second Lien Term Loan,
                   11.69%, 06/30/11 .............................     3,000,000
                                                                    -----------

CONSUMER NON-DURABLES - OTHER NON-DURABLES - 3.9%
    2,000,000   Amscan Holdings
                   Term Loan B, 7.77%, 12/23/12 .................     1,982,500
   23,757,927   DS Waters Enterprises LP
                   Term Loan, 9.03%, 11/07/09 (b) ...............    23,045,189
   10,561,765   Eastman Kodak Co.
                   Term B-1 Advance,
                   6.72%, 10/18/12 ..............................    10,681,218
    1,719,375   Hillman Group, Inc.
                   Term Loan B, 7.69%, 03/31/11 .................     1,748,398
    1,000,000   Jarden Corp
                   Term Loan B1, 01/24/12 (b) ...................     1,011,150
    1,000,000   MD Beauty, Inc.
                   Second Lien Term Loan,
                   11.67%, 02/18/13 .............................     1,011,880
    1,970,800   Polaroid Corp.
                   Term Loan, 11.63%, 04/27/11 ..................     1,975,727
                Prestige Brands Holdings, Inc.
      107,078      Term Loan B Add-On,
                   6.89%, 04/06/11 ..............................       108,350
    1,965,000      Tranche B Term Loan,
                   7.24%, 04/06/11 ..............................     1,988,344
    2,875,000   Revlon Consumer Products Corp.
                   Term Loan, 10.50%, 07/09/10 ..................     2,962,458
      875,533   Solo Cup, Inc.
                   Term B1 Loan, 7.03%, 02/27/11 ................       884,446
                UCG Paper Crafts
      400,000      First Lien Synthetic Facility,
                   02/17/13 (b) .................................       401,000
    1,600,000      First Lien Term Loan, 02/17/13 (b) ...........     1,604,000

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

CONSUMER NON-DURABLES - OTHER NON-DURABLES (CONTINUED)
                UCG Paper Crafts (continued)
    2,000,000      Second Lien Term Loan, 08/17/13 (b) ..........     2,007,500
                                                                    -----------
                                                                     51,412,160
                                                                    -----------

CONSUMER NON-DURABLES - TEXTILES - 0.3%
    2,000,000   Camelbak Products, Inc.
                   Second Lien Term Loan,
                   6.50%, 02/04/12 ..............................     1,920,000
    1,900,632   Levi Strauss & Co.
                   Tranche A Term Loan,
                   11.52%, 09/29/09 .............................     1,958,126
                                                                    -----------
                                                                      3,878,126
                                                                    -----------

DIVERSIFIED MEDIA - 4.1%
    2,881,037   Adams Outdoor Advertising LP
                   Term Loan, 6.62%, 10/15/11 ...................     2,923,042
    8,308,145   American Lawyer Media Holdings, Inc.
                   First Lien Term Loan,
                   7.03%, 03/05/10 ..............................     8,328,916
    2,992,424   Cygnus Business Media
                   Term Loan B, 9.10%, 07/13/09 .................     2,977,462
    1,480,152   Day International, Inc.
                   First Lien U S Term Loan,
                   7.03%, 12/05/12 ..............................     1,499,128
    2,500,000   Deluxe Canada Holdings, Inc.
                   First Lien Tranche C Term Loan,
                   8.33%, 01/28/11 ..............................     2,525,000
    5,500,000   HIT Entertainment PLC
                   Second Lien Term Loan,
                   9.97%, 02/26/13 ..............................     5,552,140
    3,000,000   Merrill Communications LLC
                   Combined Term Loan,
                   6.86%, 05/15/11 ..............................     3,030,480
    9,505,000   Metro-Goldwyn-Mayer Holdings, Inc./
                   LOC Acquisition Co.
                   Tranche B Term Loan,
                   6.78%, 04/08/12 ..............................     9,614,498
                North American Membership Group, Inc.
      992,500      First Lien Tranche B Term Loan,
                   7.78%, 05/19/11 ..............................       987,538
    3,000,000      Second Lien Term Loan,
                   12.03%, 11/18/11 .............................     2,985,000
    1,995,000   PBI Media, Inc.
                   First Lien Term Loan,
                   6.91%, 09/30/12 ..............................     1,999,150
    3,000,000   PRIMEDIA, Inc.
                   Term Loan B, 09/30/13 (b) ....................     2,971,500
    1,560,757   Six Flags Theme Parks, Inc.
                   Tranche B Term Loan,
                   7.11%, 06/30/09 ..............................     1,581,234
    2,815,517   VISANT Corp.
                   Tranche C Term Loan,
                   6.78%, 10/04/11 ..............................     2,856,004
    4,917,474   Warner Music Group
                   Term Loan, 6.66%, 02/28/11 ...................     4,975,107
                                                                    -----------
                                                                     54,806,199
                                                                    -----------

ENERGY - EXPLORATION & PRODUCTION - 1.5%
    4,488,750   Cheniere LNG Holdings LLC
                  Term Loan, 6.95%, 08/30/12 ....................     4,546,251
    2,000,000   Primary Energy Operations LLC
                  Term Loan, 7.56%, 08/24/09 ....................     2,021,240


4     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - EXPLORATION & PRODUCTION (CONTINUED)
                Targa Resources, Inc.
    2,000,000      Asset Bridge Term Loan,
                   6.83%, 10/31/07 ..............................     2,007,500
      967,742      Synthetic Term Loan,
                   4.40%, 10/31/12 ..............................       979,839
    4,022,177      Term Loan, 6.74%, 10/31/12 ...................     4,075,833
    6,000,000   TARH E&P Holdings, LP
                   Second Lien Term Loan,
                   10.25%, 11/15/10 .............................     6,015,000
                                                                    -----------
                                                                     19,645,663
                                                                    -----------

ENERGY - OTHER ENERGY - 1.6%
    4,477,500   Carrizo Oil & Gas, Inc.
                   Second Lien Term Loan,
                   10.53%, 07/21/10 .............................     4,606,228
                Coffeyville Resources LLC
      597,004      First Lien Tranche B Term Loan,
                   7.07%, 06/24/12 ..............................       605,774
      400,000      Funded Letter of Credit,
                   4.46%, 06/24/12 ..............................       406,000
    8,000,000      Second Lien Term Loan,
                   11.31%, 06/24/13 .............................     8,267,520
    2,771,906   Ferrell Cos., Inc.
                   Term Loan, 8.00%, 12/17/11 ...................     2,820,414
    1,430,336   Magellan MIdstream Holdings
                   Term Loan, 12/15/10 (b) ......................     1,448,215
    3,000,000   Nordic Biofuels of Ravenna, LLC
                   First Lien Term Loan,
                   8.92%, 04/30/13 ..............................     3,022,500
      369,409   SemCrude LP
                   U S Term Loan, 6.75%, 03/16/11                       374,721
                                                                    -----------
                                                                     21,551,372
                                                                    -----------

ENERGY - SERVICE & EQUIPMENT - 0.1%
      361,291   Dresser, Inc.
                   Term Loan C, 7.11%, 04/10/09 .................       367,314
    1,250,000   Vetco International Holdings, Inc. (DE)
                   Second Lien Term D Loan,
                   9.70%, 01/12/14 ..............................     1,272,925
                                                                    -----------
                                                                      1,640,239
                                                                    -----------

FINANCIAL - 1.6%
    2,000,000   American Wholesale Insurance
                   Group, Inc.
                   Second Lien Term Loan B,
                   11.99%, 04/27/12 .............................     2,005,000
    2,962,500   Arias Acquisitions, Inc.
                   Term Loan, 8.28%, 07/26/11 ...................     2,958,797
    4,872,782   Conseco, Inc.
                   Term Loan, 6.57%, 06/22/10 ...................     4,915,468
    5,000,000   Crump Group, Inc.
                   Tranche B Term Loan,
                   7.55%, 12/19/12 ..............................     5,037,500
    3,705,263   Flatiron Re Ltd.
                   Closing Date Term Loan,
                   8.81%, 12/29/10 ..............................     3,742,316
      961,538   FleetCor Technologies, Inc.
                   Term Loan, 8.08%, 06/30/11 ...................       961,538
    2,000,000   LPL Holdings, Inc.
                   Tranche B Term Loan,
                   7.88%, 06/28/13 ..............................     2,007,080
                                                                    -----------
                                                                     21,627,699
                                                                    -----------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

FOOD AND DRUG - 1.8%
      985,507   Bi-Lo LLC
                   Term Loan, 8.54%, 06/30/11 ...................       987,971
    4,000,000   CTI Food Holdings Co. LLC
                   Second Lien Secured Term Loan,
                   10.31%, 06/02/12 .............................     4,080,000
    1,824,620   Duloxetine Royalty Sub
                   Term Loan, 9.10%, 10/18/13 ...................     1,833,743
    8,461,196   Jean Coutu Group, Inc.
                   Term Loan B, 6.94%, 07/30/11 .................     8,574,068
    4,563,758   Michael Foods, Inc.
                   Term Loan B-1, 6.66%, 11/21/10 ...............     4,627,651
    4,879,919   Nellson Nutraceutical, Inc.
                   Second Lien Term Loan,
                   14.00%, 04/04/10 .............................     1,415,177
      995,000   Sturm Foods, Inc.
                   First Lien Term Loan,
                   7.25%, 05/26/11 ..............................     1,010,542
    1,962,314   Vitaquest International, Inc.
                   First Lien Term Loan,
                   7.94%, 03/07/11 ..............................     1,957,409
                                                                    -----------
                                                                     24,486,561
                                                                    -----------

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.8%
      942,368   AFC Enterprises, Inc.
                   Tranche B Term Loan,
                   6.81%, 05/09/11 ..............................       954,148
    4,973,178   Dr. Pepper/Seven Up Bottling
                   Group, Inc.
                   Tranche B Term Loan,
                   6.57%, 12/19/10 ..............................     5,048,372
    3,750,000   National Distributing Co., Inc.
                   Second Lien Term Loan,
                   11.11%, 06/01/10 .............................     3,759,375
    1,235,294   Sunny Delight Beverages Co.
                   First Lien Term Loan,
                   8.61%, 08/20/10 ..............................     1,226,029
                                                                    -----------
                                                                     10,987,924
                                                                    -----------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.2%
    7,865,193   Merisant Co.
                   Tranche B Term Loan,
                   7.92%, 01/11/10 ..............................     7,552,237
    3,958,393   Michelina's
                   Term Loan, 7.50%, 04/02/11 ...................     4,012,821
    1,588,333   Pierre Foods, Inc.
                   Term Loan B, 6.56%, 06/30/10 .................     1,609,681
    2,839,346   Pinnacle Foods Holding Corp.
                   Term Loan, 7.78%, 11/25/10 ...................     2,882,646
                                                                    -----------
                                                                     16,057,385
                                                                    -----------

FOOD/TOBACCO - RESTAURANTS - 0.8%
    2,698,663   Buffets, Inc.
                   Term Loan, 8.19%, 06/28/09 ...................     2,725,650
      930,000   Captain D's Inc., LLC
                   First Lien Term Loan,
                   8.36%, 12/27/10 ..............................       939,300
    2,658,333   Caribbean Restaurant LLC
                   Tranche B Term Loan,
                   7.32%, 06/30/09 ..............................     2,685,475
    2,000,000   El Pollo Loco, Inc.
                   Term Loan, 7.56%, 11/18/11 ...................     2,027,500
    1,500,000   Garden Fresh Restaurant Corp.
                   First Lien Term Loan B,
                   7.82%, 06/22/11 ..............................     1,503,750


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      5

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

FOOD/TOBACCO - RESTAURANTS (CONTINUED)
    1,000,000   New World Restaurant Group, Inc.
                   First Lien Term Loan,
                   9.50%, 03/31/11 ..............................     1,007,500
                                                                    -----------
                                                                     10,889,175
                                                                    -----------

FOREST PRODUCTS - PACKAGING - 4.5%
    4,781,314   Berry Plastics Corp.
                   Term Loan, 6.45%, 12/02/11 ...................     4,850,069
                Georgia-Pacific Corp.
   25,000,000      First Lien Term Loan, 02/14/13 (b) ...........    25,216,000
   20,000,000      Second Lien Term Loan,
                   7.56%, 02/14/14 ..............................    20,430,500
    7,425,000   Graham Packaging Co.
                   Term Loan B, 6.84%, 10/07/11 .................     7,527,094
                JSG Acquisitions (Smurfit Kappa)
    1,000,000      B1 Term Loan Facility, 12/01/13 (b) ..........     1,015,000
    1,000,000      C1 Term Loan Facility, 12/01/13 (b) ..........     1,015,000
                                                                    -----------
                                                                     60,053,663
                                                                    -----------

FOREST PRODUCTS - PAPER - 0.7%
    3,238,331   Appleton Papers, Inc.
                   Term Loan, 6.58%, 06/11/10 ...................     3,276,803
    2,621,875   Graphic Packaging International, Inc.
                   Tranche C Term Loan,
                   6.98%, 08/09/10 ..............................     2,667,233
    2,985,000   NewPage Corp.
                   Term Loan, 7.56%, 05/02/11 ...................     3,029,775
                SP Newsprint Co.
      513,096      Tranche B-1 Credit Linked Deposit,
                   4.61%, 01/09/10 ..............................       520,793
      198,382      Tranche B-1 Term Loan,
                   6.86%, 01/09/10 ..............................       201,358
                                                                    -----------
                                                                      9,695,962
                                                                    -----------

GAMING/LEISURE - GAMING - 3.2%
    2,986,125   CCM Merger, Inc./MotorCity Casino
                   Term Loan B, 6.57%, 04/25/12 .................     3,009,656
    3,930,300   Green Valley Ranch Gaming LLC
                   Term Loan, 6.53%, 12/22/10 ...................     3,984,342
                OpBiz LLC
   11,439,157      Term Loan A, 7.53%, 08/31/10 .................    11,215,178
       10,505      Term Loan B, 8.53%, 08/31/10 .................        10,321
    1,995,000   Penn National Gaming, Inc.
                   Term Loan B, 6.38%, 10/03/12 .................     2,023,489
                Resorts International Holdings Ltd.
   17,333,264      Second Lien Term Loan,
                   12.03%, 04/26/13 .............................    16,249,935
    2,833,143      Term Loan B, 7.53%, 04/26/12 .................     2,826,967
    3,000,000   Washington County Casino & Golf
                   Resort
                   Tranche B Term Loan, 11/01/11 (b) ............     3,000,000
                                                                    -----------
                                                                     42,319,888
                                                                    -----------

GAMING/LEISURE - OTHER LEISURE - 2.6%
    3,178,184   AMF Bowling Worldwide, Inc.
                   Term Loan B, 7.61%, 08/27/09 .................     3,215,941

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
    2,325,000   BRE/ESA Mezz5 LLC
                   Mezzanine D Loan,
                   8.00%, 07/11/08 ..............................     2,330,812
   12,675,000   BRE/Homestead MEZZ 4 LLC
                   Mezzanine D Loan,
                   8.00%, 07/11/08 ..............................    12,706,687
    3,000,000   Fender Musical Instruments Corp.
                   Second Lien Term Loan,
                   8.72%, 09/30/12 ..............................     3,018,750
                Fontainebleu Florida Hotel LLC
    3,000,000      Tranche A Term Loan,
                   7.49%, 05/11/08 ..............................     3,000,000
    2,000,000      Tranche B Term Loan,
                   7.49%, 05/11/08 ..............................     2,000,000
      997,500   Kuilima Resort Co.
                   First Lien Term Loan,
                   7.36%, 09/30/10 ..............................     1,006,228
    2,000,000   Riverside Casino & Golf Resort LLC
                   Term Loan, 8.88%, 11/30/11 ...................     2,000,000
    2,000,000   Southwest Sports Group LLC
                   Term Loan, 7.07%, 12/22/10 ...................     2,025,000
    1,741,250   Trump Entertainment Resorts, Inc.
                   Term Loan B-1, 7.17%, 05/20/12 ...............     1,760,856
    1,970,000   Wallace Theaters
                   First Lien Term Loan,
                   7.77%, 07/31/09 ..............................     1,987,237
                                                                    -----------
                                                                     35,051,511
                                                                    -----------

HEALTHCARE - ACUTE CARE - 1.1%
    3,566,195   Alliance Imaging, Inc.
                   Tranche C1 Term Loan,
                   7.18%, 12/29/11 ..............................     3,569,904
    2,000,000   Ameripath, Inc.
                   Tranche B Term Loan,
                   6.57%, 10/31/12 ..............................     2,025,940
    2,000,000   Capella Healthcare, Inc.
                   First Lien Term Loan,
                   7.45%, 11/30/12 ..............................     2,018,760
                Cornerstone Healthcare Group
                   Holding, Inc.
    1,008,629      Senior Subordinated Unsecured Notes,
                   14.00%, 07/15/12 (c) .........................       988,457
    1,977,119      Term Loan, 8.64%, 07/15/11 ...................     1,962,290
    4,029,118   DaVita, Inc.
                   Tranche B Term Loan,
                   6.79%, 10/05/12 ..............................     4,092,778
                                                                    -----------
                                                                     14,658,129
                                                                    -----------

HEALTHCARE - ALTERNATE SITE SERVICES - 3.2%
    1,442,482   American HomePatient, Inc.
                   Secured Promissory Note,
                   6.79%, 08/01/09 (c) ..........................     1,442,482
    2,175,143   American Medical Response, Inc.
                   Term Loan, 5.25%, 02/10/12 ...................     2,202,332
    1,985,000   Chemed Corp.
                   Term Loan, 6.53%, 08/24/10 ...................     2,004,850
    2,000,000   CRC Health Corp.
                   New Term Loan, 6.81%, 02/06/13 ...............     2,025,000
                FHC Health Systems, Inc.
    1,300,000      Delayed Draw Term Loan,
                   12.41%, 10/31/06 .............................     1,345,500
    1,857,143      Initial Term Loan,
                   10.41%, 10/31/06 .............................     1,922,143
    1,500,000      Third Lien Additional Term Loan,
                   13.41%, 02/09/11 .............................     1,530,000


6     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
                FHC Health Systems, Inc. (continued)
    5,000,000      Third Lien Term Loan,
                   13.41%, 02/09/11 .............................     5,112,500
    2,524,139   Hanger Orthopedic Group, Inc.
                   Tranche B Term Loan,
                   8.27%, 09/30/09 ..............................     2,562,001
                HealthSouth Corp.
    3,917,813      Term Loan, 7.11%, 06/14/07 ...................     4,032,918
    1,062,500      Tranche B Term Loan,
                   4.12%, 03/21/10 ..............................     1,065,156
      546,631   Kinetic Concepts, Inc.
                   Tranche B2 Term Loan,
                   6.28%, 08/11/10 ..............................       552,781
    2,750,000   MultiPlan, Inc.
                   Term Loan, 7.03%, 03/04/09 ...................     2,765,455
    4,488,750   Renal Advantage, Inc.
                   Tranche B Term Loan,
                   7.07%, 10/06/12 ..............................     4,533,638
    1,990,000   Skilled Healthcare LLC
                   First Lien Term Loan,
                   7.25%, 06/15/12 ..............................     2,011,134
      474,603   Sunrise Medical Holdings, Inc.
                   Term Loan B-1, 7.89%, 05/13/10 ...............       475,196
    2,000,000   Triumph Healthcare Second Holdings,
                   LLC Second Lien Term Loan,
                   13.06%, 08/31/12 .............................     1,903,320
      915,333   VWR International, Inc.
                   Tranche B Dollar Term Loan,
                   7.12%, 04/07/11 ..............................       928,606
    1,970,000   WellCare Health Plans, Inc.
                   Term Loan, 7.06%, 05/13/09 ...................     1,986,016
    2,669,346   Youth & Family Centered Services, Inc.
                   Term Loan B, 8.69%, 05/28/11 .................     2,662,672
                                                                    -----------
                                                                     43,063,700
                                                                    -----------

HEALTHCARE - MEDICAL PRODUCTS - 1.6%
                Carl Zeiss TopCo GmbH/US Newco
    1,000,000      Term B U S Dollar Loan,
                   6.95%, 05/04/13 ..............................     1,003,750
    1,000,000      Term C U S Dollar Loan,
                   7.45%, 05/04/14 ..............................     1,007,500
                CCS Medical, Inc.
    3,500,000      First Lien Term Loan,
                   7.78%, 09/30/12 ..............................     3,476,690
    1,250,000      Second Lien Term Loan,
                   12.53%, 03/30/13 .............................     1,156,250
    1,140,945   Encore Medical IHC, Inc.
                   Term Loan, 7.54%, 10/04/10 ...................     1,153,780
                Matria Healthcare, Inc.
    2,021,136      First Lien Tranche B Term Loan,
                   6.90%, 01/19/12 (b) ..........................     2,043,874
      978,864      First Lien Tranche C Term Loan,
                   7.02%, 01/19/07 (b) ..........................       981,917
    2,481,250   Reliant Pharmaceuticals, Inc.
                   First Lien Term Loan,
                   14.08%, 06/30/08 .............................     2,506,062
                Warner Chilcott Co., Inc.
      165,046      Dovobet Delayed Draw Term Loan,
                   7.44%, 01/18/12 ..............................       165,973
      825,155      Dovonex Delayed Draw Term Loan,
                   7.36%, 01/18/12 ..............................       829,792
    4,038,967      Tranche B Acquisition Date Term Loan,
                   7.36%, 01/18/12 ..............................     4,068,008

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                                -----------

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
    1,627,507   Warner Chilcott Corp.
                   Tranche C Acquisition Date
                   Term Loan, 7.28%, 01/18/12 ...................     1,640,234
      751,862   Warner Chilcott Holdings Co. III, Ltd.
                   Tranche D Acquisition Date
                   Term Loan, 7.28%, 01/18/12 ...................       757,742
                                                                    -----------
                                                                     20,791,572
                                                                    -----------

HOUSING - BUILDING MATERIALS - 2.1%
    9,004,934   Atrium Cos., Inc.
                   Term Loan, 7.84%, 12/28/11 ...................     9,004,934
    1,000,000   Contech Construction Products
                   New Term Loan, 6.69%, 01/31/13 ...............     1,013,750
    1,899,968   Custom Building Products, Inc.
                   First Lien Term Loan,
                   6.78%, 10/20/11 ..............................     1,910,646
    4,130,079   Lake at Las Vegas Joint Venture
                   First Lien Term Loan,
                   7.45%, 11/01/09 ..............................     4,141,271
    1,960,101   Nortek Holdings, Inc.
                   Term Loan, 6.94%, 08/27/11 ...................     1,980,192
    1,000,000   PGT Industries, Inc.
                   First Lien Tranche A-2 Term Loan,
                   7.75%, 02/14/12 ..............................     1,015,000
    1,496,250   Pivotal Group Promotory
                   First Lien Term Loan,
                   7.36%, 08/31/10 ..............................     1,491,582
    2,250,000   Ply Gem Industries, Inc.
                   U S Term Loan, 02/24/13 (b) ..................     2,272,500
    3,000,000   Propex Fabrics
                   Tranche B Term Loan, 07/31/12 (b) ............     3,030,000
                Stile Acquisition Corp.
      992,500      Canadian Term Loan,
                   6.63%, 04/06/13 ..............................       975,131
      992,500      U S Term Loan, 6.63%, 04/06/13 ...............       976,441
                                                                    -----------
                                                                     27,811,447
                                                                    -----------

HOUSING - REAL ESTATE DEVELOPMENT - 3.8%
    1,975,000   DESA LLC
                   Term Loan, 9.50%, 11/26/11 ...................     1,954,026
    6,000,000   Edge Star Partners LLC
                   First Lien Term Loan,
                   8.02%, 11/18/06 ..............................     6,075,000
    2,143,382   Giraffe Intermediate, LLC
                   Mezzanine Note A-1,
                   6.32%, 08/09/07 ..............................     2,143,382
                LNR Property Corp.
      907,200      Tier A Mezzanine, 7.26%, 02/03/08 ............       914,566
    1,370,467      Tranche A Term Loan,
                   7.57%, 02/03/08 ..............................     1,379,032
   11,317,958      Tranche B Term Loan,
                   7.57%, 02/03/08 ..............................    11,427,516
                Morningside Assisted Living
    1,998,622      Mezzanine Loan, 11.75%, 10/12/08 .............     1,998,622
    1,498,967      Senior Mortgage Loan,
                   7.50%, 10/12/08 ..............................     1,498,967
      606,618   MPO Intermediate LLC
                   Mezzanine Note A-1,
                   6.32%, 08/09/07 ..............................       606,618
    3,980,000   Palmdale Hills Property LLC
                   First Lien Term Loan,
                   7.61%, 05/19/10 ..............................     3,980,000
    2,000,000   Shea Capital I, LLC
                   Facility B, 6.69%, 10/27/11 ..................     2,002,500


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      7

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
                Spanish Peaks Holdings LLC
      751,997      Tranche A Credit-Linked Deposit,
                   4.43%, 08/10/11 ............................         759,517
    1,703,670      Tranche B Term Loan,
                   6.90%, 08/10/11 ............................       1,716,447
    5,500,000   TE/TOUSA Mezzanine LLC
                   Senior Mezzanine Loan,
                   10.25%, 08/01/09 ...........................       5,513,750
    5,000,000   TWLDC Holdings LP
                   Mezzanine Loan, 8.78%, 11/30/07                    5,043,750
    4,000,000   Woodlands Commercial Property Co.
                   Bridge Loan, 7.36%, 02/28/08 ...............       4,030,000
                                                                  -------------
                                                                     51,043,693
                                                                  -------------

INFORMATION TECHNOLOGY - 4.0%
      205,526   Avago Technologies
                   Tranche B-1 Term Loan,
                   7.07%, 12/01/12 ............................         206,168
      484,353   Bridge Information Systems, Inc.
                   Multidraw Term Loan,
                   07/07/13 (d) (e) ...........................           7,265
    6,000,000   Comsys Information Services
                   Second Lien Term Loan,
                   12.16%, 10/31/10 ...........................       6,015,000
                Corel Corp.
      962,500      First Lien Term Loan,
                   8.82%, 02/16/10 ............................         967,313
    2,000,000      Second Lien Term Loan,
                   12.57%, 08/15/10 ...........................       2,010,000
      960,323   Data Transmissions Network Corp.
                   Tranche B Term Loan,
                   7.62%, 03/17/12 ............................         969,926
      416,965   Fidelity National Information
                   Services, Inc.
                   Term Loan B, 6.32%, 03/09/13 ...............         420,426
    2,000,000   GXS Corp.
                   Second Lien Term Loan,
                   13.68%, 12/20/11 ...........................       2,010,000
                Infor Global Solutions European
                   Finance S.A.R.L.
    1,080,000      Euro Revolving Credit,
                   7.86%, 04/18/10 (f) ........................       1,066,500
    1,875,000      Second Lien Lux Term Loan,
                   11.82%, 04/18/12 ...........................       1,919,531
    1,922,561   IPC Acquisition Corp.
                   First Lien Tranche B Term Loan,
                   7.21%, 08/05/11 ............................       1,947,785
    3,125,000   Magellan Holdings, Inc.
                   Second Lien U S Term Loan,
                   11.82%, 04/18/12 ...........................       3,199,219
    6,939,950   On Semiconductor Corp.
                   Term Loan H, 7.14%, 12/15/11 ...............       7,016,567
      992,500   Overwatch Systems
                   Term Loan, 7.28%, 04/01/11 .................       1,003,676
    2,431,034   Per-Se Technologies, Inc.
                   Term Loan, 6.79%, 01/06/13 (b) .............       2,467,500
   12,437,500   SunGard Data Systems, Inc.
                   U S Term Loan, 7.22%, 02/11/13 .............      12,623,441
      483,781   Telcordia Technologies, Inc.
                   Term Loan, 7.31%, 09/15/12 .................         478,034
    2,250,000   Transfirst Holdings, Inc.
                   Second Lien Term Loan,
                   12.06%, 03/31/11 ...........................       2,283,750

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

INFORMATION TECHNOLOGY (CONTINUED)
    1,346,956   UGS Corp.
                   Replacement Term Loan,
                   6.61%, 05/27/11 ............................       1,364,910
    4,950,000   Viasystems, Inc.
                   Replacement Tranche B Term Loan,
                   8.83%, 09/30/09 ............................       4,996,431
                                                                  -------------
                                                                     52,973,442
                                                                  -------------

MANUFACTURING - 1.3%
    1,440,156   AIRXCEL, Inc.
                   First Lien Term Loan,
                   7.63%, 08/31/12 ............................       1,458,158
    1,443,641   Blount International, Inc.
                   U S Term Loan B, 7.06%, 08/09/10 ...........       1,458,828
    1,500,000   Coinmach Corp.
                   Tranche B-1 Term Loan,
                   7.13%, 12/16/12 ............................       1,525,005
      828,947   Euramax International Holdings B.V.
                   Second Lien European Term Loan,
                   11.54%, 06/29/13 ...........................         815,477
                Euramax International, Inc.
    2,062,482      First Lien Domestic Term Loan,
                   7.25%, 06/29/13 (b) ........................       2,061,616
    1,671,053      Second Lien Domestic Term Loan,
                   11.54%, 06/29/13 ...........................       1,625,099
    4,490,000   Mueller Group LLC
                   Term Loan, 6.84%, 10/03/12 (b) .............       4,551,154
    1,773,784   Polypore, Inc.
                   U S Term Loan, 7.53%, 11/12/11 .............       1,784,320
    1,272,933   Terex Corp.
                   Term Loan, 6.84%, 07/03/09 .................       1,290,436
                                                                  -------------
                                                                     16,570,093
                                                                  -------------

METALS/MINERALS - OTHER METALS/MINERALS - 1.1%
    2,500,000   Alpha Natural Resources LLC
                   Tranche B Term Loan,
                   6.32%, 10/26/12 ............................       2,513,800
    8,176,616   Murray Energy Corp.
                   Tranche B Term Loan,
                   7.61%, 01/28/10 ............................       8,202,127
    3,977,500   Trout Coal Holdings LLC
                   First Lien Term Loan,
                   7.73%, 03/23/11 ............................       3,957,613
                                                                  -------------
                                                                     14,673,540
                                                                  -------------

METALS/MINERALS - STEEL - 0.5%
    1,990,000   CII Carbon LLC
                   Term Loan B, 6.56%, 08/23/12 ...............       2,013,641
                Novelis, Inc.
      751,617      Canadian Term Loan,
                   6.44%, 01/07/12 ............................         761,478
    1,305,439      U S Term Loan, 6.44%, 01/07/12 .............       1,322,671
    2,737,500   Techs Industries, Inc. (The)
                   Term Loan, 7.61%, 01/14/10 .................       2,740,922
                                                                  -------------
                                                                      6,838,712
                                                                  -------------

RETAIL - 5.7%
   19,606,375   Blockbuster Entertainment Corp.
                   Tranche B Term Loan,
                   8.73%, 08/20/11 (b) ........................      19,091,903
    2,970,000   Dollarama Group LP
                   Term Loan B, 6.92%, 11/18/11 ...............       2,999,700


8     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

RETAIL (CONTINUED)
    3,615,910   Harbor Freight Tools USA
                   Term Loan, 6.82%, 07/15/10 .................       3,652,647
   26,199,071   Home Interiors & Gifts, Inc.
                   Initial Term Loan, 9.81%, 03/31/11 .........      24,578,134
                Movie Gallery, Inc.
      395,263      Term Loan A, 8.03%, 04/27/11 ...............         371,547
   16,170,687      Term Loan B, 8.28%, 04/27/11 ...............      15,175,220
    4,984,177   Neiman Marcus Group, Inc. (The)
                   Term Loan, 6.95%, 04/06/13 .................       5,060,734
    3,000,000   Oriental Trading Co., Inc.
                   Second Lien Term Loan,
                   9.31%, 01/08/11 ............................       3,039,360
    1,000,000   TRU 2005 Holding Co. I, Ltd
                   Term Loan, 7.57%, 12/09/08 .................         995,620
                                                                  -------------
                                                                     74,964,865
                                                                  -------------

SERVICE - ENVIRONMENTAL SERVICES - 1.3%
    2,212,500   Alliance Laundry Systems LLC
                   Term Loan, 6.73%, 01/27/12 .................       2,244,316
                Allied Waste North America, Inc.
    2,849,497      Term Loan, 6.44%, 01/15/12 .................       2,881,925
    1,106,303      Tranche A Credit Linked Deposit,
                   6.39%, 01/15/12 ............................       1,119,612
    3,370,000   Audio Visual Services Corp.
                   Term Loan, 7.28%, 05/18/11 .................       3,403,700
    8,000,000   Washington Group International
                   Tranche B Term Loan,
                   6.18%, 10/03/07 ............................       8,040,000
                                                                  -------------
                                                                     17,689,553
                                                                  -------------

SERVICE - OTHER SERVICES - 1.4%
    4,138,889   Brickman Group Holdings, Inc.
                   Term Loan, 9.81%, 11/15/09 .................       4,128,542
    2,443,665   NES Rentals Holdings, Inc.
                   Second Lien Term Loan,
                   10.47%, 08/17/10 ...........................       2,480,320
    3,000,000   Penhall International Corp.
                   Second Lien Term Loan,
                   11.21%, 11/01/10 ...........................       3,037,500
    1,000,000   Survey Sampling International LLC
                   Second Lien Term Loan,
                   11.78%, 05/06/12 ...........................       1,010,620
                United Rentals, Inc.
    7,385,987      Initial Term Loan, 6.86%, 02/14/11 .........       7,481,414
      336,842      Tranche B Credit-Linked Deposit,
                   6.64%, 02/14/11 ............................         341,053
                                                                  -------------
                                                                     18,479,449
                                                                  -------------

TELECOMMUNICATIONS - 3.4%
    2,000,000   Alaska Communications Systems
                   Holdings, Inc.
                   Term Loan, 6.28%, 02/01/12 .................       2,016,680
    1,500,000   IWL Communications, Inc.
                   First Lien Tranche B Term Loan,
                   8.07%, 01/31/12 ............................       1,496,250
    1,995,000   Maritime Telecommunications
                   Network, Inc.
                   First Lien Term Loan,
                   7.48%, 04/07/11 ............................       2,004,975
                Millennium Digital Media Systems LLC
    2,382,473      Facility A Revolver,
                   9.32%, 10/31/08 (b) ........................       2,400,341

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

TELECOMMUNICATIONS (CONTINUED)
                Millennium Digital Media
                   Systems LLC (continued)
   10,108,137      Facility B Term Loan,
                   9.19%, 10/31/08 (b) ........................      10,201,468
   11,577,379      Facility C Term Loan,
                   8.74%, 10/31/08 (b) ........................      11,684,516
    2,000,000   Nextel Partners Operating Corp.
                   Tranche D Term Loan,
                   5.91%, 05/31/12 ............................       2,006,440
                NTELOS, Inc.
    1,242,462      First Lien Term B Advance,
                   7.11%, 08/24/11 ............................       1,257,223
    1,500,000      Second Lien Term Loan,
                   9.61%, 02/24/12 ............................       1,518,510
    4,937,500   PanAmSat Corp.
                   Tranche B-1 Term Loan,
                   6.49%, 08/20/11 ............................       5,000,700
    5,500,000   Sorenson Communications, Inc.
                   First Lien Term Loan B,
                   7.49%, 11/15/12 ............................       5,584,260
                                                                  -------------
                                                                     45,171,363
                                                                  -------------

TELECOMMUNICATIONS - CLEC - 0.7%
    4,937,500   Consolidated Communications, Inc.
                   Term Loan D, 6.34%, 10/14/11 ...............       4,988,455
    3,933,070   RCN Corp.
                   Term Loan, 8.81%, 12/21/11 .................       4,001,899
                                                                  -------------
                                                                      8,990,354
                                                                  -------------

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
    1,000,000   Pine Tree Holdings/Country Road
                   Communications, Inc.
                   Second Lien Tranche B Term Loan,
                   12.55%, 07/15/13 ...........................       1,017,500
                                                                    -----------

TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 1.4%
    5,000,000   FairPoint Communications, Inc.
                   Replacement B Term Loan,
                   6.31%, 02/08/12 ............................       5,034,400
    1,000,000   Hawaiian Telcom Communications
                   Tranche B Term Loan,
                   6.78%, 10/31/12 ............................       1,009,550
   10,000,000   Qwest Corp.
                   Tranche B Term Loan,
                   6.95%, 06/30/10 (g) ........................      10,191,700
    1,950,820   WestCom Corp.
                   Tranche B Term Loan,
                   7.53%, 12/17/10 ............................       1,954,487
                                                                  -------------
                                                                     18,190,137
                                                                  -------------

TRANSPORTATION - AUTO - 3.7%
    3,757,551   Carey International, Inc.
                   Second Lien Term Loan,
                   16.53%, 05/10/12 ...........................       3,452,250
                Delphi Corp.
    1,000,000      Revolver, 06/18/09 (b) .....................       1,039,160
    8,403,133      Term Loan, 13.00%, 06/14/11 ................       8,886,313
    1,500,000      Tranche B DIP Term Loan,
                   7.38%, 10/08/07 ............................       1,526,250
    4,500,000   Environmental Systems Products
                   Holdings
                   Second Lien Term Loan,
                   14.71%, 12/12/10 ...........................       4,590,000


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      9

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
                Federal-Mogul Corp.
    4,500,000      DIP Term Loan, 6.56%, 12/09/06 .............       4,525,290
    1,270,249      Supplemental Revolver,
                   8.35%, 03/31/06 (f) ........................       1,273,425
    1,048,750      Tranche C Term Loan,
                   8.35%, 03/31/06 ............................       1,053,994
    3,500,000   Goodyear Tire & Rubber Co.
                   Third Lien Term Loan,
                   7.81%, 03/01/11 ............................       3,518,970
                Hertz Corp. (The)
      444,444      Letter of Credit, 4.50%, 12/21/12 ..........         452,000
    3,034,667      Tranche B Term Loan,
                   6.89%, 12/21/12 ............................       3,084,799
      991,644   Insurance Auto Auctions, Inc.
                   Term Loan, 7.40%, 05/19/12 .................       1,004,040
    5,138,310   Key Plastics LLC
                   Term Loan B, 7.65%, 06/29/10 ...............       5,138,310
    2,312,606   Rexnord Corp.
                   Term Loan B, 6.89%, 12/31/11 ...............       2,342,971
    3,940,000   Stanadyne Corp.
                   Term Loan, 8.07%, 08/02/10 .................       3,959,700
                Tenneco Automotive, Inc.
    1,779,338      Tranche B Term Loan,
                   7.02%, 12/12/10 ............................       1,808,270
      781,632      Tranche B-1 Credit Linked Deposit,
                   6.82%, 12/12/10 ............................         795,310
                                                                  -------------
                                                                     48,451,052
                                                                  -------------

TRANSPORTATION - LAND - 0.7%
                Quality Distribution, Inc.
    1,427,481      Synthetic Letters of Credit,
                   4.43%, 11/13/09 ............................       1,434,618
    2,716,252      Term Loan, 7.57%, 11/13/09 (e) .............       2,729,833
    4,412,330      Term Loan, 7.57%, 11/13/09 .................       4,434,391
                                                                  -------------
                                                                      8,598,842
                                                                  -------------

UTILITIES - 5.4%
    3,652,727   Allegheny Energy, Inc.
                   Term Advances, 5.63%, 03/08/11 .............       3,682,131
                Boston Generating LLC
    1,418,919      First Lien Series A Term Advance,
                   09/30/10 (b) ...............................       1,453,796
       81,081      First Lien Series B Term Advance,
                   09/30/10 (b) ...............................          83,074
    1,950,000   Calpine Construction Finance Co., LP
                   First Lien Term Loan,
                   10.57%, 08/26/09 ...........................       2,074,313
                Calpine Corp.
    2,000,000      First Lien Revolver, 12/20/07 (b) ..........       1,980,000
    3,446,809      First Lien Term Loan, 12/20/07 (b) .........       3,502,819
    9,983,749      Second Lien Term Loan B,
                   10.35%, 07/16/07 (b) (d) ...................       9,190,041
                CenterPoint Energy, Inc.
    2,700,554      Term Loan, 6.09%, 04/30/10 .................       2,702,228
    5,985,000      Term Loan, 6.92%, 04/30/10 .................       5,988,711
                El Paso Corp.
    2,500,000      Deposit Accounts, 4.11%, 11/23/09 ..........       2,526,400
    7,611,855      Term Loan, 7.31%, 11/23/09 (b) .............       7,706,394
    1,934,246   Infrasource, Inc.
                   Term Loan, 7.53%, 09/30/10 .................       1,943,917
                KGen, LLC
    1,985,000      Tranche A Term Loan,
                   7.15%, 08/05/11 ............................       1,985,000

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

UTILITIES (CONTINUED)
                KGen, LLC (continued)
       35,187      Tranche B Term Loan,
                   13.53%, 08/05/11 ...........................          35,363
      500,000   La Paloma Generating Co. LLC
                   Second Lien Term Loan,
                   8.03%, 08/16/13 ............................         508,440
    1,357,921   Midwest Generation LLC
                   Term Loan, 6.38%, 04/27/11 .................       1,376,090
                NATG Holdings LLC
      570,221      Credit Linked Certificate of Deposit,
                   6.81%, 01/23/09 ............................         536,008
    1,001,749      Term Loan A, 11.00%, 01/23/09 (d) ..........         235,411
      733,455      Term Loan B1, 11.50%, 01/23/10 .............         172,362
       72,363      Term Loan B2, 11.50%, 01/23/10 .............          68,021
                NRG Energy, Inc.
    2,413,620      Credit Linked Certificate of Deposit,
                   6.62%, 02/02/13 ............................       2,435,584
   10,586,380      Term Loan, 6.57%, 02/01/13 .................      10,704,312
    4,541,692   Riverside Energy Center LLC
                   Term Loan, 8.92%, 06/24/11 .................       4,609,817
                Rocky Mountain Energy Center LLC
      361,073      Credit Linked Certificate of Deposit,
                   8.92%, 06/24/11 ............................         366,489
    3,142,331      Term Loan, 8.92%, 06/24/11 .................       3,189,466
                Thermal North America, Inc.
    1,000,000      Credit Linked Certificate of Deposit,
                    6.32%, 10/12/13 ...........................       1,006,880
      997,976       Term Loan, 6.28%, 10/12/13 ................       1,004,842
                                                                  -------------
                                                                     71,067,909
                                                                  -------------

WIRELESS - CELLULAR/PCS - 3.3%
    2,955,000   Cellular South, Inc.
                   Term Loan, 6.37%, 05/04/11 .................       2,995,631
    3,822,500   Centennial Cellular Operating Co.
                   Term Loan, 6.64%, 02/09/11 .................       3,878,385
   14,850,000   Cricket Communications, Inc.
                   Term Loan B, 7.03%, 01/10/11 ...............      15,063,543
                MetroPCS, Inc.
    9,850,000      First Lien Tranche B Term Loan,
                   9.50%, 05/27/11 ............................      10,165,988
   10,800,000      Second Lien Term Loan,
                   12.00%, 05/27/12 ...........................      11,394,000
                                                                  -------------
                                                                     43,497,547
                                                                  -------------
                   Total Senior Loan Notes
                      (Cost $1,236,371,363) ...................   1,241,363,715
                                                                  -------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (a) - 4.7%

GERMANY - 0.8%
EUR
    3,625,000   debitel (Netherlands) Holding BV
                   Second Lien Facility,
                   9.49%, 06/11/14 ............................       4,449,404
                debitel Konzernfinanzierungs GmbH
    1,125,000      Term Facility B, 5.24%, 06/11/13 ...........       1,352,186
      803,571      Term Facility C1, 5.74%, 06/11/14 ..........         968,041
      321,429      Term Facility C2, 5.74%, 06/11/14 ..........         389,363
                iesy Hessen GmbH & Co.
    1,500,000      Facility B, 5.39%, 02/14/13 ................       1,801,574
    1,500,000      Facility C, 5.89%, 02/14/14 ................       1,804,167
                                                                  -------------
                                                                     10,764,735
                                                                  -------------


10    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

ITALY - 0.4%
EUR

                Prysmian Cables & Systems, Inc.
    1,923,077      Second Lien Term Loan,
                   9.44%, 01/20/15 ............................       2,355,566
      875,000      Euro Term Loan B,
                   5.07%, 08/04/12 ............................       1,048,560
      875,000      Euro Term Loan C2,
                   4.75%, 08/04/12 ............................       1,048,435
      576,923      Second Lien Tranche C Term Loan,
                   9.44%, 01/20/15 ............................         706,670
                                                                  -------------
                                                                      5,159,231
                                                                  -------------

NETHERLANDS - 0.2%
EUR
                YBR Acquisition B.V.
    1,250,000      Facility B2 Term Loan,
                   5.14%, 06/30/13 ............................       1,514,173
    1,250,000      Facility C2 Term Loan,
                   5.64%, 06/30/14 ............................       1,516,006
                                                                  -------------
                                                                      3,030,179
                                                                  -------------

SWITZERLAND - 0.2%
EUR
    2,077,716   Merisant Co.
                   Tranche A (Euro) Term Loan,
                   5.79%, 01/11/09 ............................       2,399,746
                                                                  -------------

UNITED KINGDOM - 3.1%
GBP

                Debenhams Finance Holdings PLC
    1,500,000      Sterling Tranche B,
                   7.34%, 04/25/13 ............................       2,612,798
    1,500,000      Sterling Tranche C,
                   7.84%, 04/25/14 ............................       2,618,367
                Peacock Group (The)
    2,250,000      Facility B, 7.33%, 10/30/13 ................       3,974,795
    2,250,000      Facility C, 7.83%, 10/30/14 ................       3,974,795
    3,125,000   PlayPower, Inc.
                   Add-on Term Loan,
                   7.63%, 12/18/09 ............................       5,547,912
                Red Football Ltd.
    1,250,000      Facility B Term Loan,
                   7.85%, 05/11/13 ............................       2,220,544
    1,250,000      Facility C Term Loan,
                   8.35%, 05/11/14 ............................       2,226,016
    1,399,359   SunGard U K Holdings Ltd.
                   U K Term Loan, 7.13%, 02/11/13                     2,464,402
    3,938,551   Teesside Power Ltd.
                   Term Loan, 5.44%, 04/01/08 .................       6,880,151
                Trinitybrook PLC
    2,500,000      Term Loan B1, 7.32%, 07/31/13 ..............       4,392,490
    2,500,000      Term Loan C1, 7.32%, 07/31/14 ..............       4,402,691
                                                                  -------------
                                                                     41,314,961
                                                                  -------------
                   Total Foreign Variable Rate Senior
                      Loan Notes
                      (Cost $62,214,205) ......................      62,668,852
                                                                  -------------

PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------                                              -------------

CORPORATE NOTES AND BONDS (g) - 0.0%

TRANSPORTATION - AUTO - 0.0%
                Key Plastics Holdings, Inc.
       63,642      Junior Secured Subordinated
                   Notes, 18.32%, 04/26/07 ....................          52,186
      101,432      Senior Secured Subordinated
                   Notes, 7.00%, 04/26/07 .....................          93,825
                                                                  -------------
                   Total Corporate Notes and Bonds
                      (Cost $156,225) .........................         146,011
                                                                  -------------

       SHARES
      --------

COMMON STOCKS (h) - 1.1%

TELECOMMUNICATIONS - 0.0%
        1,756   Eningen Realty (g) ............................               0
       33,727   SAVVIS Communications Corp. ...................          23,946
                                                                  -------------
                                                                         23,946
                                                                  -------------

TRANSPORTATION - AUTO - 0.0%
        3,445   Environmental Systems Products
                   Holdings (g) ...............................               0
                                                                  -------------

UTILITIES - 0.8%
       12,470   CenterPoint Energy, Inc. (g) ..................         126,695
      439,003   Mirant Corp. ..................................      10,799,485
      322,876   NATG Holdings LLC (g) .........................               0
                                                                  -------------
                                                                     10,926,180
                                                                  -------------

WIRELESS - CELLULAR/PCS - 0.3%
       76,137   Leap Wireless International, Inc. .............       3,206,129
                                                                  -------------
                   Total Common Stocks
                      (Cost $8,943,166) .......................      14,156,255
                                                                  -------------

PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
       14,382   Superior Telecom, Inc., Series A ..............          12,225
                                                                  -------------

AUTOMOTIVE - 0.0%
           13   Key Plastics Holdings, Inc. (g) (h) ...........               0
                                                                  -------------
                   Total Preferred Stock
                      (Cost $14,382) ..........................          12,225
                                                                  -------------

    UNITS
-------------

WARRANTS (h) - 0.0%

GAMING/LEISURE - GAMING (g) - 0.0%
       26,091   OpBiz LLC, expires 08/11/09 ...................               0
           28   OpBiz LLC, expires 08/11/09 ...................               0
                                                                  -------------
                                                                              0
                                                                  -------------


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     11

FEBRUARY 28, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

    UNITS                                                           VALUE ($)
-------------                                                     -------------

WARRANTS (CONTINUED)

MANUFACTURING - 0.0%
            4   GenTek, Inc., Class A expires
                    10/31/06 ..................................              31
                                                                  -------------
                    Total Warrants
                       (Cost $20) .............................              31
                                                                  -------------

CLAIMS (I) - 0.1%

UTILITIES - 0.1%
   28,000,000   Mirant Corp. ..................................       1,586,760
                                                                  -------------
                   Total Claims
                      (Cost $0) ...............................       1,586,760
                                                                  -------------
TOTAL INVESTMENTS - 99.5% .....................................   1,319,933,849
   (Cost of $1,307,699,361) (j)                                   -------------

OTHER ASSETS & LIABILITIES, NET - 0.5% ........................       7,249,258
                                                                  -------------
NET ASSETS - 100.0% ...........................................   1,327,183,107
                                                                  =============

----------
(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (g), all senior loans carry a variable rate interest). These base lending rates are generally
      (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)   Fixed rate senior loan

(d) The issuer is in default of certain debt covenants. Income is not being accrued.

(e)   Loans held on participation.

(f)   Senior Loan Notes have additional unfunded loan commitments. See Note 9.

(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(h)   Non-income producing security.

(i) Security is the result of company restructuring that will be converted to equity upon the conclusion of court proceedings.

(j)   Cost for Federal income tax purposes is $1,308,046,346.

CLEC Competitive Local Exchange Carrier

DE   Delaware

DIP  Debtor in Possession

EUR  Euro Currency

GBP  Great Britain Pound

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                             (% of Total Net Assets)

Retail ................................   1.7%
Manufacturing .........................   0.8%
Wireless - Cellular/PCS ...............   0.5%
Utilities .............................   0.5%
Gaming/Leisure - Other Leisure ........   0.3%
Cable - International Cable ...........   0.3%
Diversified Media .....................   0.2%
Information Technology ................   0.2%
Food/Tobacco - Food/Tobacco
  Producers ...........................   0.2%
                                          ---
                                          4.7%
                                          ===


12    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2006 (UNAUDITED)   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                      ($)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost $1,307,699,361) ................   1,319,933,849
   Cash .......................................................      78,849,328
   Foreign currency (Cost $11,912,817) ........................      11,917,439
   Receivable for:
      Investments sold ........................................      30,731,723
      Interest and fees .......................................      12,421,192
   Other assets ...............................................           1,056
                                                                  -------------
         Total assets .........................................   1,453,854,587

LIABILITIES:
   Net discount and unrealized appreciation on unfunded
     transactions (Note 9) ....................................         160,964
   Payable for:
      Investments purchased ...................................     125,982,485
      Investment advisory fee (Note 4) ........................         432,829
      Trustees' fees (Note 4) .................................           3,333
   Accrued expenses and other liabilities .....................          91,869
                                                                  -------------
         Total liabilities ....................................     126,671,480
                                                                  -------------
NET ASSETS ....................................................   1,327,183,107
                                                                  =============


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     13

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                    ($)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .................................................................................    46,100,032
   Dividends ................................................................................           683
   Facility and other fees ..................................................................        77,503
                                                                                                 ----------
      Total investment income ...............................................................    46,178,218

EXPENSES
   Investment advisory fee (Note 4) .........................................................     2,625,484
   Accounting services fee ..................................................................       179,207
   Professional fees ........................................................................        47,611
   Trustees' fees (Note 4) ..................................................................        10,631
   Custody fee ..............................................................................        52,032
   Reports to shareholders ..................................................................         5,800
   Texas franchise expense ..................................................................       126,081
   Other expenses ...........................................................................        12,375
                                                                                                 ----------
      Total operating expenses ..............................................................     3,059,221
   Interest expense (Note 8) ................................................................       114,563
   Facility expense (Note 8) ................................................................       148,128
                                                                                                 ----------
      Net expenses ..........................................................................     3,321,912
                                                                                                 ----------
   Net investment income ....................................................................    42,856,306
                                                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments .........................................................     3,302,503
   Net realized loss on foreign currency transactions .......................................      (379,134)
   Net change in unrealized appreciation on investments .....................................     4,283,579
   Net change in unrealized appreciation on unfunded transactions (Note 9) ..................       101,072
   Net change in unrealized depreciation on translation of assets and liabilities denominated
     in foreign currency ....................................................................      (336,454)
                                                                                                 ----------
   Net gain .................................................................................     6,971,566
                                                                                                 ----------
   Net increase in net assets from operations ...............................................    49,827,872
                                                                                                 ==========


14    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                                   SIX MONTHS ENDED
                                                                                   FEBRUARY 28, 2006      YEAR ENDED
                                                                                      (UNAUDITED)      AUGUST 31, 2005
                                                                                          ($)                ($)
                                                                                  ------------------   ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income .........................................................           42,856,306        55,342,478
Net realized gain (loss) on investments and foreign currency transactions .....            2,923,369          (155,500)
Net change in unrealized appreciation on investments, translation of assets and
   liabilities denominated in foreign currency and unfunded transactions ......            4,048,197         7,371,115
                                                                                  ------------------   ---------------
   Net increase from operations ...............................................           49,827,872        62,558,093
                                                                                  ------------------   ---------------

TRANSACTIONS IN INVESTOR'S BENEFICIAL INTEREST
Contributions .................................................................          337,884,585       401,269,018
Withdrawals ...................................................................         (199,947,232)     (220,779,725)
                                                                                  ------------------   ---------------
   Net increase from transactions in investor's beneficial interest ...........          137,937,353       180,489,293
                                                                                  ------------------   ---------------
   Total increase in net assets ...............................................          187,765,225       243,047,386

NET ASSETS
Beginning of period ...........................................................        1,139,417,882       896,370,496
                                                                                  ------------------   ---------------
End of period .................................................................        1,327,183,107     1,139,417,882
                                                                                  ==================   ===============


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     15

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                                                   ($)
-----------------------------------------------------------------------------------------------------------
INCREASE IN CASH AND FOREIGN CURRENCY

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income ...............................................................        42,856,306

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
   Purchase of investments securities .....................................................   (589,351,285)
   Proceeds from disposition of investment securites ......................................    398,502,964
   Increase in interest and fees receivable ...............................................     (4,564,644)
   Increase in receivable for investments sold ............................................    (23,583,842)
   Decrease in other assets ...............................................................          3,129
   Decrease in deferred facility fees .....................................................        (78,593)
   Net amortization of premium (discount) .................................................       (650,115)
   Increase in payable for investments purchased .........................................      33,280,069
   Decrease in mark-to-market on realized and unrealized gain (loss) on foreign currency ..       (715,588)
   Increase in payable for accrued affiliated expenses ...................................          14,107
   Decrease in other expenses and liabilities .............................................       (101,802)
                                                                                              ------------
      Net cash and foreign currency flow used for operating activities ....................   (144,389,294)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from capital contributions ....................................................    337,884,585
   Payment of capital withdrawals .........................................................   (199,947,232)
                                                                                              ------------
      Net cash flow provided by financing activities ......................................    137,937,353
                                                                                              ------------
      Net decrease in cash and foreign currency ...........................................     (6,451,941)

CASH AND FOREIGN CURRENCY
   Beginning of the period ................................................................     97,218,708
   End of the period ......................................................................     90,766,767
                                                                                              ============


16    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SELECTED DATA FOR AN INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       YEAR ENDED AUGUST 31,
                                                       ------------------------------------------------------
                                SIX MONTHS ENDED
                                FEBRUARY 28, 2006
                                   (UNAUDITED)         2005       2004        2003          2002         2001
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA
Total return                         4.22%(e)          6.54%     10.39%      11.68%(a)     (2.20)%       5.15%
Operating expenses                   0.52%(f)          0.51%(b)   0.52%(b)    0.57%(b)      0.55%(b)     0.53%(b)
Interest expense and facility
  expense                            0.04%(f)          0.05%        --%(c)      --%(c)      0.03%          --%
Net expenses                         0.56%(f)          0.56%(b)   0.52%(b)    0.57%(b)      0.58%(b)     0.53%(b)
Net investment income                7.21%(f)          5.69%(b)   4.45%(b)    5.96%(b)      6.42%(b(d)   8.94%(b)
Portfolio turnover rate                33%(e)            75%        97%         75%           70%          63%

----------
(a) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Portfolio's return.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(c)   Rounds to less than 0.01%.

(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(e)   Not annualized.

(f)   Annualized.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     17

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2006 (UNAUDITED)                        HIGHLAND FLOATING RATE FUND

                                                                                                               ($)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investment in Portfolio ...........................................................................    1,324,768,752
   Receivable for Fund shares sold ...................................................................        7,560,060
   Other assets ......................................................................................           70,887
                                                                                                          -------------
         Total assets ................................................................................    1,332,399,699

LIABILITIES:
   Payable for:
      Distributions ..................................................................................        3,309,473
      Administration fee (Note 4) ....................................................................          111,427
      Trustees' fees (Note 4) ........................................................................           12,833
      Distribution and service fees (Note 4) .........................................................          510,247
   Accrued expenses and other liabilities ............................................................          207,451
                                                                                                          -------------
         Total liabilities ...........................................................................        4,151,431
                                                                                                          -------------
NET ASSETS ...........................................................................................    1,328,248,268
                                                                                                          =============

COMPOSITION OF NET ASSETS
   Paid-in capital ...................................................................................    1,328,892,589
   Overdistributed net investment income .............................................................         (252,657)
   Accumulated net realized loss on investments and foreign currency transactions allocated from
      Portolio .......................................................................................      (12,400,261)
   Net unrealized appreciation on investments, translation of assets and liabilities denominated in
      foreign currency and unfunded transactions allocated from Portfolio ............................       12,008,597
                                                                                                          -------------
NET ASSETS ...........................................................................................    1,328,248,268
                                                                                                          =============

CLASS A
   Net assets ........................................................................................      507,372,329
   Shares outstanding (unlimited shares authorized) ..................................................       51,126,846
   Net asset value per share (Net assets/Shares outstanding) .........................................             9.92(a)
   Maximum offering price per share (100 / 96.50 of $9.92) ...........................................            10.28(b)

CLASS B
   Net assets ........................................................................................      160,157,754
   Shares outstanding (unlimited shares authorized) ..................................................       16,145,690
   Net asset value and offering price per share (Net assets/Shares outstanding) ......................             9.92(a)

CLASS C
   Net assets ........................................................................................      466,590,208
   Shares outstanding (unlimited shares authorized) ..................................................       47,036,688
   Net asset value and offering price per share (Net assets/Shares outstanding) ......................             9.92(a)

CLASS Z
   Net assets ........................................................................................      194,127,977
   Shares outstanding (unlimited shares authorized) ..................................................       19,570,575
   Net asset value, offering and redemption price per share (Net assets/Shares outstanding) ..........             9.92

----------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $100,000 or more, the offering price is reduced.


18    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                     HIGHLAND FLOATING RATE FUND

                                                                                                              ($)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
   Interest ..........................................................................................     45,066,276
   Dividends .........................................................................................            658
   Facility and other fees ...........................................................................         74,958
                                                                                                          -----------
         Total investment income allocated from Portfolio ............................................     45,141,892

EXPENSES
   Net operating expense allocated from Portfolio (Note 1) ...........................................      2,865,064
   Administration fee (Note 4) .......................................................................      1,162,313
   Distribution fee (Note 4):
      Class A ........................................................................................        207,956
      Class B ........................................................................................        361,563
      Class C ........................................................................................      1,196,057
   Service fee (Note 4):
      Class A ........................................................................................        519,890
      Class B ........................................................................................        200,868
      Class C ........................................................................................        498,357
   Transfer agent fee ................................................................................        366,834
   Professional fees .................................................................................         41,012
   Accounting services fee ...........................................................................          7,326
   Trustees' fees (Note 4) ...........................................................................         38,250
   Custody fee .......................................................................................            700
   Registration fees .................................................................................         33,000
   Reports to shareholders ...........................................................................        162,119
   Texas franchise expense allocated from Portfolio (Note 1) .........................................        121,540
   Other expenses ....................................................................................        218,662
                                                                                                          -----------
         Total operating expenses ....................................................................      8,001,511
                                                                                                          -----------
   Interest expense allocated from Portfolio (Note 8) ................................................        110,273
   Facility expense allocated from Portfolio (Note 8) ................................................        144,915
                                                                                                          -----------
         Total expenses ..............................................................................      8,256,699
   Fees and expenses waived or reimbursed by Investment Adviser (Note 4) .............................       (246,026)
                                                                                                          -----------
         Net expenses ................................................................................      8,010,673
                                                                                                          -----------
   Net investment income .............................................................................     37,131,219
                                                                                                          -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIO (NOTE 1)
   Net realized gain on investments ..................................................................      3,147,384
   Net realized loss on foreign currency transactions ................................................       (374,843)
   Net change in unrealized appreciation on investments ..............................................      4,384,949
   Net change in unrealized appreciation on unfunded transactions ....................................        103,180
   Net change in unrealized depreciation on translation of assets and liabilities denominated in
      foreign currency ...............................................................................       (320,564)
                                                                                                          -----------
   Net gain ..........................................................................................      6,940,106
                                                                                                          -----------
   Net increase in net assets from operations ........................................................     44,071,325
                                                                                                          ===========


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     19

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                                                                         SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2006      YEAR ENDED
                                                                                            (UNAUDITED)       AUGUST 31, 2005
                                                                                                ($)                 ($)
                                                                                         -----------------    ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ...............................................................           37,131,219         44,426,514
Net realized gain (loss) on investments and foreign currency transactions allocated
   from Portfolio ...................................................................            2,772,541           (177,535)
Net change in unrealized appreciation on investments, translation of assets and liabilities denominated in foreign currency and unfunded transactions allocated
   from Portfolio ...................................................................            4,167,565          7,005,353
                                                                                         -----------------    ---------------
   Net increase from operations .....................................................           44,071,325         51,254,332
                                                                                         -----------------    ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
   Class A ..........................................................................          (13,951,773)       (13,226,644)
   Class B ..........................................................................           (5,108,998)        (8,228,190)
   Class C ..........................................................................          (12,364,301)       (13,491,196)
   Class Z ..........................................................................           (6,592,086)        (8,949,145)
                                                                                         -----------------    ---------------
   Total distributions declared to Shareholders .....................................          (38,017,158)       (43,895,175)
                                                                                         -----------------    ---------------

SHARE TRANSACTIONS
Class A
   Subscriptions ....................................................................          187,632,361        194,284,743
   Distributions reinvested .........................................................            7,180,190          8,414,712
   Redemptions ......................................................................          (45,727,909)       (71,078,183)
                                                                                         -----------------    ---------------
   Net increase .....................................................................          149,084,642        131,621,272

Class B
   Subscriptions ....................................................................              120,787          5,874,003
   Distributions reinvested .........................................................            2,997,338          4,892,459
   Redemptions ......................................................................          (13,503,632)       (33,620,192)
                                                                                         -----------------    ---------------
   Net decrease .....................................................................          (10,385,507)       (22,853,730)

Class C
   Subscriptions ....................................................................          121,509,924        152,460,394
   Distributions reinvested .........................................................            6,402,112          8,018,612
   Redemptions ......................................................................          (30,255,810)       (74,887,937)
                                                                                         -----------------    ---------------
   Net increase .....................................................................           97,656,226         85,591,069

Class Z
   Subscriptions ....................................................................           39,228,149         97,758,278
   Distributions reinvested .........................................................            2,087,977          2,265,809
   Redemptions ......................................................................          (40,578,094)       (48,412,070)
                                                                                         -----------------    ---------------
   Net increase .....................................................................              738,032         51,612,017
                                                                                         -----------------    ---------------
   Net increase from share transactions .............................................          237,093,393        245,970,628
                                                                                         -----------------    ---------------
   Total increase in net assets .....................................................          243,147,560        253,329,785
                                                                                         -----------------    ---------------

NET ASSETS
Beginning of period .................................................................        1,085,100,708        831,770,923
End of period (including undistributed and (overdistributed) net investment income
   of $(252,657) and $633,282, respectively) ........................................        1,328,248,268      1,085,100,708
                                                                                         =================    ===============


20    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                                                                         SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2006      YEAR ENDED
                                                                                            (UNAUDITED)       AUGUST 31, 2005
                                                                                         -----------------    ---------------
CHANGE IN SHARES
Class A
   Subscriptions ....................................................................           18,983,957         19,770,029
   Issued for distributions reinvested ..............................................              726,301            856,198
   Redemptions ......................................................................           (4,626,398)        (7,239,210)
                                                                                         -----------------    ---------------
   Net increase .....................................................................           15,083,860         13,387,017

Class B
   Subscriptions ....................................................................               12,224            597,890
   Issued for distributions reinvested ..............................................              303,326            497,995
   Redemptions ......................................................................           (1,366,002)        (3,425,945)
                                                                                         -----------------    ---------------
   Net decrease .....................................................................           (1,050,452)        (2,330,060)

Class C
   Subscriptions ....................................................................           12,294,824         15,517,260
   Issued for distributions reinvested ..............................................              647,835            816,243
   Redemptions ......................................................................           (3,062,330)        (7,624,801)
                                                                                         -----------------    ---------------
   Net increase .....................................................................            9,880,329          8,708,702

Class Z
   Subscriptions ....................................................................            3,970,142          9,948,182
   Issued for distributions reinvested ..............................................              211,291            230,667
   Redemptions ......................................................................           (4,107,095)        (4,924,398)
                                                                                         -----------------    ---------------
   Net increase .....................................................................               74,338          5,254,451


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2006
CLASS A SHARES                              (UNAUDITED)         2005        2004           2003           2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                               $     9.88        $    9.80   $    9.29      $     8.83      $    9.62      $   10.00

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.32             0.49        0.37            0.48           0.54(b)        0.81
Net realized and unrealized gain (loss)
   allocated from Portfolio(a)                   0.05             0.08        0.52            0.46          (0.79)(b)      (0.37)
                                           ==========        =========   =========      ==========      =========      =========
Total from investment operations                 0.37             0.57        0.89            0.94          (0.25)          0.44

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.33)           (0.49)      (0.38)          (0.48)         (0.54)         (0.82)
From net realized gains                            --               --          --              --             --(c)          --(c)
                                           ==========        =========   =========      ==========      =========      =========
Total distributions declared to
   shareholders                                 (0.33)           (0.49)      (0.38)          (0.48)         (0.54)         (0.82)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $     9.92        $    9.88   $    9.80      $     9.29      $    8.83      $    9.62
Total return(d)(e)                               3.79%(f)         5.93%       9.65%          11.03%(h)      (2.67)%         4.56%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           1.17%(g)         1.15%       1.15%           1.15%          1.15%          1.15%
Interest expense & facility expense
   allocated from Portfolio                      0.04%(g)         0.05%         --%(i)          --%(i)       0.03%            --%
Net expenses(j)                                  1.21%(g)         1.20%       1.15%           1.15%          1.18%          1.15%
Net investment income                            6.55%(g)         5.05%       3.78%           5.39%          5.83%(b)       8.28%
Waiver/reimbursement                             0.04%(g)         0.08%       0.17%           0.28%          0.28%          0.18%
Net assets, end of period (000's)          $  507,372        $ 355,998   $ 222,032      $   97,924      $ 108,583      $ 138,058

----------
(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.82% to 5.83%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c)   Rounds to less than $0.01.

(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or CDSC.

(f)   Not annualized.

(g)   Annualized.

(h) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A Shares return.

(i)   Rounds to less than 0.01%.

(j) Net expense ratio has been calculated after applying any waiver/reimbursement.


22    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2006
CLASS B SHARES                              (UNAUDITED)         2005        2004           2003            2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                               $     9.87        $    9.80   $    9.29      $     8.83      $    9.62      $   10.00

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.30             0.46        0.34            0.45           0.51(b)        0.77
Net realized and unrealized gain (loss)
   allocated from Portfolio(a)                   0.06             0.06        0.51            0.46          (0.79)(b)      (0.37)
                                           ==========        =========   =========      ==========      =========      =========
Total from investment operations                 0.36             0.52        0.85            0.91          (0.28)          0.40

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.31)           (0.45)      (0.34)          (0.45)         (0.51)         (0.78)
From net realized gains                            --               --          --              --             --(c)          --(c)
                                           ==========        =========   =========      ==========      =========      =========
Total distributions declared to                 (0.31)           (0.45)      (0.34)          (0.45)         (0.51)         (0.78)
   shareholders
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $     9.92        $    9.87   $    9.80      $     9.29      $    8.83      $    9.62
Total return(d)(e)                               3.72%(f)         5.46%       9.27%          10.65%(h)      (3.02)%         4.19%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           1.52%(g)         1.50%       1.50%           1.50%          1.50%          1.50%
Interest expense & facility expense
   allocated from Portfolio                      0.04%(g)         0.05%         --%(i)          --%(i)       0.03%            --%
Net expenses(j)                                  1.56%(g)         1.55%       1.50%           1.50%          1.53%          1.50%
Net investment income                            6.20%(g)         4.70%       3.51%           5.05%          5.48%(b)       7.93%
Waiver/reimbursement                             0.04%(g)         0.08%       0.17%           0.28%          0.28%          0.18%
Net assets, end of period (000's)          $  160,158        $ 169,780   $ 191,365      $  163,448      $ 174,707      $ 195,891

----------
(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.47% to 5.48%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c)   Rounds to less than $0.01.

(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Total return at net asset value assuming all distributions reinvested and no CDSC.

(f)   Not annualized.

(g)   Annualized.

(h) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B Shares return.

(i)   Rounds to less than 0.01%.

(j) Net expense ratio has been calculated after applying any waiver/reimbursement.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     23

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2006
CLASS C SHARES                              (UNAUDITED)         2005        2004           2003            2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                               $     9.87        $    9.80   $    9.29      $     8.83      $    9.62      $   10.00

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.30             0.45        0.32            0.44           0.50(b)        0.76
Net realized and unrealized gain
   (loss) allocated from Portfolio(a)            0.05             0.06        0.52            0.46          (0.79)(b)      (0.37)
                                           ==========        =========   =========      ==========      =========      =========
Total from investment operations                 0.35             0.51        0.84            0.90          (0.29)          0.39

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.30)           (0.44)      (0.33)          (0.44)         (0.50)         (0.77)
From net realized gains                            --               --          --              --             --(c)          --(c)
                                           ==========        =========   =========      ==========      =========      =========
Total distributions declared to                 (0.30)           (0.44)      (0.33)          (0.44)         (0.50)         (0.77)
   shareholders
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $     9.92        $    9.87   $    9.80      $     9.29      $    8.83      $    9.62
Total return(d)(e)                               3.64%(f)         5.30%       9.10%          10.48%(h)      (3.16)%         4.04%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           1.67%(g)         1.65%       1.65%           1.65%          1.65%          1.65%
Interest expense & facility expense
   allocated from Portfolio                      0.04%(g)         0.05%         --%(i)          --%(i)       0.03%            --%
Net expenses(j)                                  1.71%(g)         1.70%       1.65%           1.65%          1.68%          1.65%
Net investment income                            6.05%(g)         4.55%       3.28%           4.88%          5.33%(b)       7.78%
Waiver/reimbursement                             0.04%(g)         0.08%       0.17%           0.28%          0.28%          0.18%
Net assets, end of period (000's)          $  466,590        $ 366,841   $ 278,797      $  132,656      $ 137,098      $ 184,399

----------
(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.32% to 5.33%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c)   Rounds to less than $0.01.

(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Total return at net asset value assuming all distributions reinvested and no CDSC.

(f)   Not annualized.

(g)   Annualized.

(h) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C Shares return.

(i)   Rounds to less than 0.01%.

(j) Net expense ratio has been calculated after applying any waiver/reimbursement.


24    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2006
CLASS Z SHARES                              (UNAUDITED)         2005        2004           2003            2002          2001
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING
   OF PERIOD                               $     9.87        $    9.80   $    9.29      $     8.83      $    9.62      $   10.00

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.34             0.53        0.40            0.50           0.57(b)        0.84
Net realized and unrealized gain (loss)
   allocated from Portfolio(a)                   0.06             0.06        0.52            0.47          (0.78)(b)      (0.37)
                                           ==========        =========   =========      ==========      =========      =========
Total from investment operations                 0.40             0.59        0.92            0.97          (0.21)          0.47

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.35)           (0.52)      (0.41)          (0.51)         (0.58)         (0.85)
From net realized gains                            --               --          --              --             --(c)          --(c)
                                           ==========        =========   =========      ==========      =========      =========
Total distributions declared to                 (0.35)           (0.52)      (0.41)          (0.51)         (0.58)         (0.85)
   shareholders
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $     9.92        $    9.87   $    9.80      $     9.29      $    8.83      $    9.62
Total return (d)(e)                              4.08%(f)         6.20%      10.03%          11.42%(h)      (2.33)%         4.89%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           0.82%(g)         0.80%       0.80%           0.80%          0.80%          0.80%
Interest expense & facility expense
   allocated from Portfolio                      0.04%(g)         0.05%         --%(i)          --%(i)       0.03%            --%
Net expenses(j)                                  0.86%(g)         0.85%       0.80%           0.80%          0.83%          0.80%
Net investment income                            6.90%(g)         5.40%       4.12%           5.53%          6.18%(b)       8.63%
Waiver/reimbursement                             0.04%(g)         0.08%       0.17%           0.28%          0.28%          0.18%
Net assets, end of period (000's)          $  194,128        $ 192,482   $ 139,577      $   31,055      $  13,236      $  11,662

----------
(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 6.17% to 6.18%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c)   Rounds to less than $0.01.

(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Total return at net asset value assuming all distributions reinvested.

(f)   Not annualized.

(g)   Annualized.

(h) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z Shares return.

(i)   Rounds to less than 0.01%.

(j) Net expense ratio has been calculated after applying any waiver/reimbursement.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     25

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

NOTE 1. ORGANIZATION

Highland Floating Rate Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund invests all of its investable assets in the Highland Floating Rate Limited Liability Company (the "Portfolio"). The Portfolio seeks a high level of current income consistent with preservation of capital.

THE PORTFOLIO

The Portfolio is registered under the 1940 Act as a non-diversified, closed-end management investment company and is organized as a Delaware limited liability company. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Code of 1986, as amended (the "Code"). At February 28, 2006, the Fund and Highland Institutional Floating Rate Income Fund were the sole investors in the Portfolio and owned 99.8% and 0.2%, respectively, of the Portfolio.

FUND SHARES

The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

On March 3, 2005, the Board of Trustees of the Fund approved the closing of the Fund's Class B shares to purchases by new and existing shareholders. The Fund discontinued selling Class B shares to new and existing investors following the close of business on May 2, 2005. Existing investors may still reinvest distributions in Class B shares.

Class A shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A shares purchased without an initial sales charge by accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Please read the Fund's prospectus for additional details on Class B CDSC. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on its proportionate share of the current market value of the Portfolio's net assets. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in

--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. As of April 2004, facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Code and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service. Therefore, no federal income tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared by the Fund daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Portfolio's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                          2005           2004
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
Ordinary income*                                       $43,895,175   $23,515,921
--------------------------------------------------------------------------------
Long-term capital gains                                         --            --
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
          Undistributed          Undistributed
            Ordinary               Long-Term         Net Unrealized
             Income              Capital Gains       Appreciation*
--------------------------------------------------------------------------------
           $3,339,596                 $--              $7,475,892
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Portfolio unrealized appreciation and depreciation at February 28, 2006, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

--------------------------------------------------------------------------------
  Unrealized appreciation                                          $ 22,550,123
  Unrealized depreciation                                           (10,662,620)
                                                                   ------------
    Net unrealized appreciation                                    $ 11,887,503
                                                                   ============

--------------------------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

--------------------------------------------------------------------------------
    Year of                                                       Capital Loss
  Expiration                                                      Carryforward
--------------------------------------------------------------------------------
     2010                                                         $  6,525,450
--------------------------------------------------------------------------------
     2011                                                            4,178,432
--------------------------------------------------------------------------------
     2012                                                            3,291,779
--------------------------------------------------------------------------------
     Total                                                        $ 13,995,661
--------------------------------------------------------------------------------

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, AND TRUSTEE FEES

INVESTMENT ADVISORY FEE

Highland Capital Management, L.P. ("Highland") is the investment adviser to the Portfolio. Highland receives a monthly investment advisory fee based on the Portfolio's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
      Average Daily Net Assets                                  Annual Fee Rate
--------------------------------------------------------------------------------
           First $1 billion                                           0.45%
--------------------------------------------------------------------------------
           Next $1 billion                                            0.40%
--------------------------------------------------------------------------------
           Over $2 billion                                            0.35%
--------------------------------------------------------------------------------

For the six months ended February 28, 2006, the Portfolio's effective investment advisory fee rate was 0.44%.

ADMINISTRATION FEES

Highland provides administrative services to the Portfolio and the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. The Fund, but not the Portfolio, pays Highland for these services. Under separate sub-administration agreements, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). Highland pays PFPC directly for these services.

SERVICE AND DISTRIBUTION FEES

PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor is paid a CDSC on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2006, the Distributor received $21,736, $86,390 and $28,816 of CDSC on Class A, Class B and Class C share redemptions, respectively.

--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at the annual rate not to exceed 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor on an annual basis not to exceed 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of distribution and service fees, brokerage commissions, interest, facility expense, taxes and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its one interested Trustee or to any of its other officers, all of whom are employees of Highland.

Trustees who are not interested persons (as defined in the 1940 Act) of the Portfolio and Fund each receive an annual retainer fee of $25,000 for services provided as Trustees of the Portfolio and Fund. The Fund and Highland Institutional Floating Rate Income Fund pay $20,000 of this fee (allocated based on their relative net assets). The remaining $5,000 is paid by the Portfolio.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $589,351,285 and $398,502,964, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2006, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the September and December Repurchase Offers, 4.65% and 6.38%, respectively, of shares outstanding were repurchased.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Portfolio and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2006, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

                                                Principal
Selling Participant                               Amount            Value
--------------------------------------------------------------------------------
Goldman Sachs:
   Bridge Information Systems, Inc.
   Multidraw Term Loan                       $   484,353        $      7,265
--------------------------------------------------------------------------------
CSFB:
   Quality Distribution, Inc.
   Term Loan                                   2,716,252           2,729,833
--------------------------------------------------------------------------------

NOTE 8. LINE OF CREDIT

On September 13, 2004, the Portfolio entered into a $150,000,000 credit facility, which was amended on September 12, 2005 to $200,000,000, used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Portfolio based on its borrowings. In addition, the Portfolio has agreed to pay facility expenses on the unutilized line of credit, which are included on the Statement of Operations.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed was $34,000,000 at a weighted average interest rate of 6.74%.

Interest expense allocated to the Fund of $110,273 was paid for use of the line of credit and is included on the Statement of Operations.

NOTE 9. UNFUNDED LOAN COMMITMENTS

As of February 28, 2006, the Portfolio had unfunded loan commitments of $28,616,386, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                                     Unfunded
                                                                       Loan
Borrower                                                            Commitment
--------------------------------------------------------------------------------
  Centennial Cellular Operating Co.                                $  2,250,000
--------------------------------------------------------------------------------
  Covanta Energy Corp.                                                1,000,000
--------------------------------------------------------------------------------
  Cricket Communications, Inc.                                        5,000,000
--------------------------------------------------------------------------------
  DeCrane Aircraft Holdings, Inc.                                     1,000,000
--------------------------------------------------------------------------------
  Dobson Cellular Systems, Inc.                                         625,000
--------------------------------------------------------------------------------
  Eastman Kodak Co.                                                   2,411,764
--------------------------------------------------------------------------------
  Federal-Mogul Corp.                                                   102,746
--------------------------------------------------------------------------------
  Flatiron Re Ltd.                                                    1,794,737
--------------------------------------------------------------------------------
  Hertz Corp.                                                           520,889
--------------------------------------------------------------------------------
  Infor Global Solutions European
  Finance S.A.R.L.                                                    1,170,000
--------------------------------------------------------------------------------
  Interstate Bakeries Corp.                                           7,500,000
--------------------------------------------------------------------------------
  Trump Entertainment Resorts, Inc.                                   1,741,250
--------------------------------------------------------------------------------
  United Airlines, Inc.                                               3,500,000
--------------------------------------------------------------------------------
                                                                   $ 28,616,386
                                                                   =============

--------------------------------------------------------------------------------

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a Portfolio that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Portfolio, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Securities rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high-yield Senior Loans may result in greater net asset value fluctuation than if the Portfolio did not make such investments.

CURRENCY RISK

A portion of the Fund's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are quoted or denominated. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

FOREIGN SECURITIES

Investments in foreign securities may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Portfolio invests a significant portion of its non-U.S. investment in one region or in the securities of emerging market issuers. These risk may include (i) less information about non-U.S. issuers or markets being available due to less rigorous disclosure, accounting standards or

--------------------------------------------------------------------------------

FEBRUARY 28, 2006                                    HIGHLAND FLOATING RATE FUND

regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volitile and the Adviser may not be able to sell the Portfolio's securities at times, in amounts and at prices it considers reasonable; (iii) the ecomomies of non-U.S. markets may grow at slower rates than expected or may experience a downturn or recession; and (iv) witholdings and other non-U.S. taxes may decrease the Fund's returns.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HIGHLAND FLOATING RATE FUND                Semi-Annual Report, February 28, 2006

[HIGHLAND FUNDS LOGO]

www.highlandfunds.com                                                    SEMIFRF

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY
            --------------------------------------------------------------------

By (Signature and Title)*     /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                              James D. Dondero, Chief Executive Officer
                              (principal executive officer)

Date            APRIL 26, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                              James D. Dondero, Chief Executive Officer
                              (principal executive officer)

Date            APRIL 26, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*     /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                              M. Jason Blackburn,  Chief Financial Officer
                              (principal financial officer)

Date            APRIL 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.